----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07148
                                   -----------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3707 West Maple Road, Suite 100      Bloomfield Hills, Michigan       48301
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc.   3707 W. Maple Road, Suite 100   Bloomfield Hills, Michigan 48301
----------------------------------------------------------------------------------------------------
                          (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ----------------------

Date of fiscal year end:        December 31, 2005
                          --------------------------------------------

Date of reporting period:       December 31, 2005
                          --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.






                                    SCHWARTZ
                                   VALUE FUND

                                  A SERIES OF
                                    SCHWARTZ
                                   INVESTMENT
                                     TRUST





                               [GRAPHIC OMITTED]








                                 ANNUAL REPORT


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005

                              TICKER SYMBOL: RCMFX

 SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC             [GRAPHIC OMITTED]               Suite 100
   P.O. Box 46707                                     Bloomfield Hills, MI 48301
Cincinnati, OH 45246                                        (248) 644-8500
  (888) 726-0753                                          Fax (248) 644-4250


                              SCHWARTZ VALUE FUND


Dear Fellow Shareowner,

Last year at this time equity investors were optimistic about the prospects for another good year in 2005, following the sizeable gains in '03 and '04. However, 2005 turned out to be a lackluster year for most U.S. equity investors. Only two out of eleven S&P 500 industry sectors recorded double-digit gains for the year
- energy and utilities, neither of which were heavily represented in our portfolio. For 2005, the Schwartz Value Fund had a 3.8% total return.

                             Annual Rate of Return
                           For 1 year ended 12-31-05
                      -----------------------------------
                 SCHWARTZ VALUE FUND               + 3.8%
                 Russell 2000 Index                + 4.6%
                 NASDAQ Composite(a)               + 1.4%
                 S&P 500 Index                     + 4.9%
                 Dow Jones Industrial Average      + 1.9%

As portfolio managers, we constantly search for value in neglected and overlooked stocks. In 2005, most of our companies' share prices lagged behind their underlying business progress. The following stocks were happy exceptions with sharp share price increases last year: Diamond Offshore Drilling, Inc. (+75%), Harris Corporation (+40%), Thor Industries, Inc. (+34%), Lifetime Brands, Inc. (+30%), and Fargo Electronics, Inc. (+28%). When these stocks were purchased, they were neglected and misunderstood issues of good companies. With the passage of time, the popular view of these companies improved and share prices rose. This is the essence of value investing-buying straw hats in January. The positive performance generated by these holdings and others, was offset to some degree by disappointing results from several of the Fund's consumer related holdings, including Dollar Tree Stores, Inc. and Furniture Brands International, Inc. Despite the less than stellar results last year, the Fund's 5-year compound annual rate of return compares favorably to the major stock market indices.

                         Compound Annual Rate of Return
                           For 5 Years Ended 12-31-05
                      -----------------------------------
                 SCHWARTZ VALUE FUND              + 14.1%
                 Russell 2000 Index               +  8.2%
                 NASDAQ Composite(a)              -  2.3%
                 S&P 500 Index                    +  0.5%
                 Dow Jones Industrial Average     +  2.0%

One investment theme the Fund is pursuing is Homeland Security. Increasingly, the U.S. Government is investing (spending) to fulfill its main purpose for existing - "To insure domestic tranquility and provide for the common defense." Corporations too, are beefing up their security measures in numerous ways. Non-military Homeland Security spending is projected to exceed $50 billion in 2006, and to grow rapidly thereafter. The Schwartz Value Fund has accumulated positions in several high-quality companies participating in various segments of the industry, including American Science and Engineering, Inc. (x-ray detection and scanning systems), Applied Signal Technology, Inc. (reconnaissance and surveillance equipment), Fargo Electronics, Inc. (ID-card printers and software), Harris Corporation (military radios & communications equipment), Mine Safety Appliances Company (military helmets, gas masks, and body armor), and TVI Corporation (decontamination and infection control equipment). These companies meet the criteria that we look for in value investing: reputable management, proprietary products, above-average profitability, growing free cash flow, low debt, high return on capital deployed, and above-average growth prospects. Importantly, the stocks were purchased at prices which represent a discount to our estimate of each company's intrinsic value.

On December 29, 2005, the Fund paid a $2.66 per share distribution, which was composed of $.35 per share of short-term gains and $2.31 per share of long-term gains. After the distribution, the Fund ended the year with a NAV of $25.44 per share.

This month, your Board of Trustees approved a management fee reduction of .25% or 25 basis points per year (from 1.25% to 1.00%). At the current rate, 2006 will mark the sixth consecutive year in which the expense ratio for the Schwartz Value Fund has been reduced.
                                         Best regards,
                                         SCHWARTZ VALUE FUND

                                         /s/ George P. Schwartz

                                         George P. Schwartz, CFA
                                         President

(a) Excluding dividends.

February 19, 2006

SCHWARTZ VALUE FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE SCHWARTZ VALUE FUND AND THE RUSSELL 2000 INDEX

  -------------------------------------
           Schwartz Value Fund
     Average Annual Total Returns(a)
  (for periods ended December 31, 2005)

     1 Year     5 Years     10 Years
    --------   ---------   ----------
    2.89%(b)     14.08%      10.83%
  -------------------------------------

            SCHWARTZ VALUE FUND           RUSSELL 2000 INDEX
            -------------------           ------------------

            Date        Balance           Date         Balance
            ----        -------           ----         -------
         12/31/1995   $  10,000        12/31/1995    $  10,000
         12/31/1996      11,827        12/31/1996       11,649
         12/31/1997      15,143        12/31/1997       14,254
         12/31/1998      13,571        12/31/1998       13,890
         12/31/1999      13,238        12/31/1999       16,843
         12/31/2000      14,465        12/31/2000       16,335
         12/31/2001      18,528        12/31/2001       16,741
         12/31/2002      15,765        12/31/2002       13,313
         12/31/2003      21,958        12/31/2003       19,603
         12/31/2004      26,922        12/31/2004       23,196
         12/31/2005      27,954        12/31/2005       24,252


Past performance is not predictive of future performance.


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  The return shown reflects a 1% contingent deferred sales charge.


Preceded  or   accompanied   by  a  Prospectus   distributed   by  Ultimus  Fund
Distributors, LLC.


SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
============================================================================================

                              RUSSELL   RUSSELL
         SCHWARTZ   RUSSELL    2000      2000                  VALUE               CONSUMER
           VALUE      2000     VALUE    GROWTH     NASDAQ       LINE       S&P 500  PRICE
          FUND(a)    INDEX     INDEX     INDEX  COMPOSITE(b) COMPOSITE(b)   INDEX   INDEX
--------------------------------------------------------------------------------------------
  1984     11.1%     -7.3%      2.3%    -15.8%     -11.2%      -8.4%         6.1%    3.9%
  1985     21.7%     31.1%     31.0%     31.0%      31.4%      20.7%        31.6%    3.8%
  1986     16.4%      5.7%      7.4%      3.6%       7.4%       5.0%        18.7%    1.1%
  1987     -0.6%     -8.8%     -7.1%    -10.5%      -5.3%     -10.6%         5.3%    4.4%
  1988     23.1%     24.9%     29.5%     20.4%      15.4%      15.4%        16.8%    4.4%
  1989      8.3%     16.2%     12.4%     20.2%      19.3%      11.2%        31.6%    4.6%
  1990     -5.3%    -19.5%    -21.8%    -17.4%     -17.8%     -24.3%        -3.2%    6.1%
  1991     32.0%     46.1%     41.7%     51.2%      56.8%      27.2%        30.4%    3.1%
  1992     22.7%     18.4%     29.1%      7.8%      15.5%       7.0%         7.6%    2.9%
  1993     20.5%     18.9%     23.8%     13.4%      14.7%      10.7%        10.1%    2.7%
  1994     -6.8%     -1.8%     -1.6%     -2.4%      -3.2%      -6.0%         1.3%    2.7%
  1995     16.9%     28.4%     25.8%     31.0%      39.9%      19.3%        37.5%    2.5%
  1996     18.3%     16.5%     21.4%     11.3%      22.7%      13.4%        22.9%    3.3%
  1997     28.0%     22.4%     31.8%     13.0%      21.6%      21.1%        33.4%    1.7%
  1998    -10.4%     -2.5%     -6.5%      1.2%      39.6%      -3.8%        28.6%    1.6%
  1999     -2.5%     21.3%     -1.5%     43.1%      85.6%      -1.4%        21.0%    2.7%
  2000      9.3%     -3.0%     22.8%    -22.4%     -39.3%      -8.7%        -9.1%    3.4%
  2001     28.1%      2.5%     14.0%     -9.2%     -21.0%      -6.1%       -11.9%    1.6%
  2002    -14.9%    -20.5%    -11.4%    -30.3%     -31.6%     -28.6%       -22.1%    2.4%
  2003     39.3%     47.3%     46.0%     48.5%      50.0%      37.4%        28.7%    1.9%
  2004     22.6%     18.3%     22.3%     14.3%       8.6%      11.5%        10.9%    3.3%
  2005      3.8%      4.6%      4.7%      4.2%       1.4%       2.0%         4.9%    3.4%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005 (UNAUDITED)
============================================================================================

                              RUSSELL   RUSSELL
          SCHWARTZ   RUSSELL   2000      2000                  VALUE               CONSUMER
           VALUE      2000     VALUE    GROWTH     NASDAQ       LINE       S&P 500  PRICE
          FUND(a)    INDEX     INDEX     INDEX  COMPOSITE(b) COMPOSITE(b)   INDEX   INDEX
--------------------------------------------------------------------------------------------

3 Years    21.0%     22.1%     23.2%     20.9%      18.2%      16.0%        14.4%    2.9%
5 Years    14.1%      8.2%     13.6%      2.3%      -2.3%       1.0%         0.5%    2.5%
10 Years   10.8%      9.3%     13.1%      4.7%       7.7%       2.2%         9.1%    2.5%
22 Years   11.9%     10.3%     13.0%      7.1%       9.9%       3.5%        12.5%    3.1%

(a)  Schwartz  Value Fund's  performance  combines the  performance  of  the Fund, since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited  Partnership for periods prior thereto.

(b)  Excluding dividends.

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

   SHARES    COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------
    200,000  Fargo Electronics, Inc. ...........................  $  3,850,000
     95,000  Thor Industries, Inc. .............................     3,806,650
     75,000  First Data Corporation ............................     3,225,750
    150,000  Lifetime Brands, Inc. .............................     3,100,500
     13,000  Student Loan Corporation (The) ....................     2,719,990
    135,000  Craftmade International, Inc. .....................     2,701,350
     60,000  Lexmark International, Inc. .......................     2,689,800
     30,000  Mohawk Industries, Inc. ...........................     2,609,400
     50,000  Simpson Manufacturing Company, Inc. ...............     1,817,500
     75,000  Dollar Tree Stores, Inc. ..........................     1,795,500


ASSET ALLOCATION (UNAUDITED)
================================================================================
  SECTOR                                                         % OF NET ASSETS
  ------                                                         ---------------
  Aerospace/Defense ............................................      5.7%
  Apparel & Textiles ...........................................      4.4%
  Building Materials & Construction ............................      0.7%
  Business Services ............................................     14.1%
  Consumer Products ............................................     14.3%
  Education ....................................................      2.3%
  Energy & Mining ..............................................      4.9%
  Finance ......................................................      7.7%
  Healthcare ...................................................     10.4%
  Holding Companies ............................................      1.2%
  Industrial Products & Services ...............................     13.2%
  Leisure & Entertainment ......................................      2.0%
  Printing & Publishing ........................................      1.1%
  Real Estate ..................................................      0.5%
  Retail .......................................................      6.6%
  Technology ...................................................      5.6%
  Transportation ...............................................      5.7%
  Utilities ....................................................      0.8%
  Cash Equivalents, Other Assets and Liabilities ...............     -1.2%
                                                                 ---------
                                                                    100.0%
                                                                 =========

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
================================================================================
   SHARES    COMMON STOCKS -- 101.2%                              MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 5.7%
     10,000  American Science and Engineering, Inc. * ..........  $    623,700
     40,000  Applied Signal Technology, Inc. ...................       908,000
      5,000  Engineered Support Systems, Inc. ..................       208,200
      7,500  General Dynamics Corporation ......................       855,375
      7,500  Harris Corporation ................................       322,575
      5,000  Rockwell Collins, Inc. ............................       232,350
    200,000  TVI Corporation * .................................       800,000
                                                                  ------------
                                                                     3,950,200
                                                                  ------------
             APPAREL & TEXTILES -- 4.4%
     10,000  Jones Apparel Group, Inc. .........................       307,200
      5,000  K-Swiss, Inc. - Class A ...........................       162,200
     30,000  Mohawk Industries, Inc. * .........................     2,609,400
                                                                  ------------
                                                                     3,078,800
                                                                  ------------
             BUILDING MATERIALS & CONSTRUCTION -- 0.7%
     10,000  Pulte Homes, Inc. .................................       393,600
      1,000  Ryland Group, Inc. (The) ..........................        72,130
                                                                  ------------
                                                                       465,730
                                                                  ------------
             BUSINESS & INDUSTRIAL PRODUCTS -- 4.7%
     45,000  Diebold, Incorporated .............................     1,710,000
      3,000  Genuine Parts Company .............................       131,760
     40,000  Mine Safety Appliances Company ....................     1,448,400
                                                                  ------------
                                                                     3,290,160
                                                                  ------------
             BUSINESS SERVICES -- 14.1%
    200,000  Fargo Electronics, Inc. * .........................     3,850,000
     75,000  First Data Corporation ............................     3,225,750
      1,000  Kronos, Inc. * ....................................        41,860
     82,878  Neogen Corporation * ..............................     1,741,267
     94,000  Superior Uniform Group, Inc. ......................       963,500
                                                                  ------------
                                                                     9,822,377
                                                                  ------------
             COMMUNICATION EQUIPMENT & SERVICES -- 0.1%
      5,000  Universal Electronics Inc. * ......................        86,150
                                                                  ------------

             COMPUTER EQUIPMENT & SERVICES -- 3.9%
     60,000  Lexmark International, Inc. * .....................     2,689,800
                                                                  ------------

             CONSUMER PRODUCTS -- DURABLES -- 6.4%
    135,000  Craftmade International, Inc. .....................     2,701,350
      2,500  Ethan Allen Interiors, Inc. .......................        91,325
      4,000  Harley-Davidson, Inc. .............................       205,960
     62,500  Leggett & Platt, Inc. .............................     1,435,000
                                                                  ------------
                                                                     4,433,635
                                                                  ------------

================================================================================
   SHARES    COMMON  STOCKS -- 101.2% (CONTINUED)                 MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS -- NONDURABLES -- 7.9%
      6,175  ACCO Brands Corporation * .........................  $    151,288
     25,000  Chattem, Inc. * ...................................       909,750
      2,500  Coach, Inc. * .....................................        83,350
      5,000  Fortune Brands, Inc. ..............................       390,100
    150,000  Lifetime Brands, Inc. .............................     3,100,500
      8,486  Velcro Industries N.V .............................       120,925
     40,000  Weyco Group, Inc. .................................       764,000
                                                                  ------------
                                                                     5,519,913
                                                                  ------------
             EDUCATION -- 2.3%
     30,000  Corinthian Colleges, Inc. * .......................       353,400
     25,000  Education Management Corporation * ................       837,750
     30,000  Nobel Learning Communities, Inc. * ................       283,200
      1,000  Strayer Education, Inc. ...........................        93,700
                                                                  ------------
                                                                     1,568,050
                                                                  ------------
             ELECTRONICS -- 1.6%
     22,500  Gentex Corporation ................................       438,750
     73,585  Sparton Corporation ...............................       659,322
                                                                  ------------
                                                                     1,098,072
                                                                  ------------
             ENERGY & MINING -- 4.9%
     45,000  Core Laboratories N.V. * ..........................     1,681,200
      1,000  Diamond Offshore Drilling, Inc. ...................        69,560
     75,000  Input/Output, Inc. * ..............................       527,250
      5,000  Patterson-UTI Energy, Inc. ........................       164,750
     10,000  Pioneer Natural Resources Company .................       512,700
      3,000  Transocean Inc. * .................................       209,070
      5,000  XTO Energy, Inc. ..................................       219,700
                                                                  ------------
                                                                     3,384,230
                                                                  ------------
             FINANCE -- BANKS & THRIFTS -- 0.0%
         30  CSB Bancorp, Inc. .................................        12,750
                                                                  ------------

             FINANCE -- INSURANCE -- 3.8%
    161,300  Meadowbrook Insurance Group, Inc. * ...............       941,992
    182,700  Unico American Corporation * ......................     1,708,245
                                                                  ------------
                                                                     2,650,237
                                                                  ------------
             FINANCE -- MISCELLANEOUS -- 3.9%
     13,000  Student Loan Corporation (The) ....................     2,719,990
                                                                  ------------

             HEALTHCARE -- 10.4%
     10,000  Boston Scientific Corporation * ...................       244,900
     10,000  Henry Schein, Inc. * ..............................       436,400
     20,000  Kinetic Concepts, Inc. * ..........................       795,200
     20,000  Lincare Holdings Inc. * ...........................       838,200
     12,500  Manor Care, Inc. ..................................       497,125
     75,000  National Dentex Corporation * .....................     1,690,500
     45,000  Waters Corporation * ..............................     1,701,000
     30,000  Young Innovations, Inc. ...........................     1,022,400
                                                                  ------------
                                                                     7,225,725
                                                                  ------------

================================================================================
   SHARES    COMMON STOCKS -- 101.2% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
             HOLDING COMPANIES -- 1.2%
     25,000  PICO Holdings, Inc. * .............................  $    806,500
                                                                  ------------

             INDUSTRIAL PRODUCTS & SERVICES -- 8.5%
     60,000  American Pacific Corporation * ....................       413,400
     12,500  Balchem Corporation ...............................       372,625
     10,000  Dover Corporation .................................       404,900
     30,000  Graco, Inc. .......................................     1,094,400
     25,000  Maritrans Inc. ....................................       650,500
     50,000  Simpson Manufacturing Company, Inc. ...............     1,817,500
     27,812  Strattec Security Corporation * ...................     1,124,161
                                                                  ------------
                                                                     5,877,486
                                                                  ------------
             LEISURE & ENTERTAINMENT -- 2.0%
     40,000  RC2 Corporation * .................................     1,420,800
                                                                  ------------

             PRINTING & PUBLISHING -- 1.1%
      5,000  Courier Corporation ...............................       171,700
     20,000  ProQuest Company * ................................       558,200
                                                                  ------------
                                                                       729,900
                                                                  ------------
             REAL ESTATE -- 0.5%
     16,499  I. Gordon Corporation * ...........................       329,980
                                                                  ------------

             RETAIL -- 6.6%
     30,000  Christopher & Banks Corporation ...................       563,400
     75,000  Dollar Tree Stores, Inc. * ........................     1,795,500
     30,000  Home Depot, Inc. ..................................     1,214,400
     30,000  Ross Stores, Inc. .................................       867,000
      3,000  Tractor Supply Company * ..........................       158,820
                                                                  ------------
                                                                     4,599,120
                                                                  ------------
             TRANSPORTATION -- 5.7%
      2,000  PACCAR, Inc. ......................................       138,460
     95,000  Thor Industries, Inc. .............................     3,806,650
                                                                  ------------
                                                                     3,945,110
                                                                  ------------
             UTILITIES -- 0.8%
    100,000  SEMCO Energy, Inc. * ..............................       562,000
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $57,179,998).............  $ 70,266,715
                                                                  ------------

================================================================================
   SHARES    OPEN-END FUNDS -- 0.0%                               MARKET VALUE
--------------------------------------------------------------------------------
         43  Sequoia Fund (Cost $5,473) ........................  $      6,766
                                                                  ------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 0.0%                    MARKET VALUE
--------------------------------------------------------------------------------
$    12,427  US Bank N.A., 3.25%, dated 12/30/05, due 01/03/06
               repurchase proceeds: $12,431 (Cost $12,427)......  $     12,427
                                                                  ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 101.2%
               (Cost $57,197,898)...............................  $ 70,285,908

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)....      (800,019)
                                                                  ------------

             NET ASSETS -- 100.0%...............................  $ 69,485,889
                                                                  ============


*    Non-income producing security.

(1) Repurchase agreement is fully collaterized by $12,427 FNCI, Pool #729590, 4.50%, due 07/01/2018. The aggregate market value of the collateral at December 31, 2005 was $13,227.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================
ASSETS
Investments, at market value (cost of $57,197,898) (Note 1) ....  $ 70,285,908
Receivable for capital shares sold .............................           956
Receivable for investment securities sold ......................       575,356
Dividends and interest receivable ..............................        44,652
Other assets ...................................................        18,980
                                                                  ------------
  TOTAL ASSETS..................................................    70,925,852
                                                                  ------------

LIABILITIES
Payable for capital shares redeemed ............................         1,700
Payable for investment securities purchased ....................     1,193,580
Accrued investment advisory fees (Note 2) ......................       219,908
Payable to affiliate (Note 2) ..................................         9,000
Other accrued expenses .........................................        15,775
                                                                  ------------
  TOTAL LIABILITIES.............................................     1,439,963
                                                                  ------------

NET ASSETS .....................................................  $ 69,485,889
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital ................................................  $ 56,766,973
Distributions in excess of net realized gains from security
  transactions..................................................      (369,094)
Net unrealized appreciation on investments .....................    13,088,010
                                                                  ------------
NET ASSETS .....................................................  $ 69,485,889
                                                                  ============


Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................     2,730,935
                                                                  ============

Net asset value and offering price per share (a) ...............  $      25.44
                                                                  ============


(a) Redemption price will vary if subject to contingent deferred sales charge (Note 1).

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================
INVESTMENT INCOME
  Dividends ....................................................  $    610,394
  Interest .....................................................        69,850
                                                                  ------------
    TOTAL INCOME ...............................................       680,244
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 2) ............................       905,728
  Administration, accounting and transfer agent fees (Note 2) ..       106,869
  Legal and audit fees .........................................        26,980
  Registration fees ............................................        25,377
  Trustees' fees and expenses ..................................        20,189
  Custodian fees ...............................................        15,984
  Postage and supplies .........................................        13,518
  Reports to shareholders ......................................         7,759
  Insurance expense ............................................         7,477
  Compliance service fees ......................................         6,747
  Other expenses ...............................................         7,656
                                                                  ------------
    TOTAL EXPENSES .............................................     1,144,284
                                                                  ------------

NET INVESTMENT LOSS ............................................      (464,040)
                                                                  ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ................     6,895,911
  Net realized gains from in-kind redemptions (Note 1) .........     1,621,009
  Net change in unrealized appreciation/(depreciation) on
    investments ................................................    (5,594,639)
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............     2,922,281
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................  $  2,458,241
                                                                  ============


See notes to financial statements.


SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                         YEAR ENDED       YEAR ENDED
                                                                        DECEMBER 31,     DECEMBER 31,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ...............................................   $   (464,040)   $   (584,873)
  Net realized gains from security transactions .....................      6,895,911      11,755,181
  Net realized gains from in-kind redemptions (Note 1) ..............      1,621,009            --
  Net change in unrealized appreciation/(depreciation) on investments     (5,594,639)      2,881,647
                                                                        ------------    ------------
Net increase in net assets from operations ..........................      2,458,241      14,051,955
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ............................     (6,701,121)    (10,973,068)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................      4,817,052      24,713,497
  Reinvestment of distributions to shareholders .....................      5,575,730       9,828,308
  Payments for shares redeemed ......................................    (13,173,652)    (20,702,942)
                                                                        ------------    ------------
Net increase/(decrease) in net assets from capital share transactions     (2,780,870)     13,838,863
                                                                        ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS .............................     (7,023,750)     16,917,750

NET ASSETS
  Beginning of year .................................................     76,509,639      59,591,889
                                                                        ------------    ------------
  End of year .......................................................   $ 69,485,889    $ 76,509,639
                                                                        ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .................................   $       --      $       --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .......................................................        176,867         876,236
  Shares issued in reinvestment of distributions to shareholders ....        216,968         365,637
  Shares redeemed ...................................................       (492,565)       (718,682)
                                                                        ------------    ------------
  Net increase/(decrease) in shares outstanding .....................        (98,730)        523,191
  Shares outstanding, beginning of year .............................      2,829,665       2,306,474
                                                                        ------------    ------------
  Shares outstanding, end of year ...................................      2,730,935       2,829,665
                                                                        ============    ============


See notes to financial statements.


SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
======================================================================================================================
                                                YEAR            YEAR          YEAR           YEAR           YEAR
                                                ENDED           ENDED         ENDED          ENDED          ENDED
                                               DEC. 31,        DEC. 31,      DEC. 31,       DEC. 31,       DEC. 31,
                                                 2005            2004          2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....   $    27.04     $    25.84     $    20.20     $    23.74     $    20.62
                                             ----------     ----------     ----------     ----------     ----------

Income/(loss) from investment operations:
  Net investment loss ....................        (0.17)         (0.21)         (0.16)         (0.21)         (0.12)
  Net realized and unrealized gains/(losses)
    on investments .......................         1.23           6.02           8.10          (3.33)          5.91
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations .........         1.06           5.81           7.94          (3.54)          5.79
                                             ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net realized gains on investments .        (2.66)         (4.61)         (2.30)          --            (2.67)
                                             ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ...........   $    25.44     $    27.04     $    25.84     $    20.20     $    23.74
                                             ==========     ==========     ==========     ==========     ==========

Total return (a) .........................          3.8%          22.6%          39.3%         (14.9)%         28.1%
                                             ==========     ==========     ==========     ==========     ==========

Ratios/Supplementary Data:
Net assets at end of year (000's) ........   $   69,486     $   76,510     $   59,592     $   44,261     $   50,031
                                             ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets ..         1.61%          1.82%          1.89%          1.95%          2.04%

Ratio of net investment loss to
  average net assets .....................        (0.65)%        (0.84)%        (0.73)%        (0.98)%        (0.62)%

Portfolio turnover rate ..................           78%            83%            74%           103%           103%

(a)  Total  return is a measure of the change in value of an  investment  in the Fund over the periods covered,  which assumes any dividends or capital gains distributions are  reinvested in shares of the Fund.  Returns shown do not reflect  any reduction for sales charges,  nor do they reflect the deduction of taxes a shareholder would pay  on
     Fund distributions or the redemption of Fund shares.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share, except that shares of the Fund may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of their purchase. Shares are not subject to the CDSC if the shares are purchased either directly from the Fund or through a broker-dealer or other financial intermediary that does not receive any compensation in connection with such purchase.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

================================================================================

     (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at December 31, 2005 was as follows:

          Unrealized appreciation                   $ 12,718,916
                                                    ============
     For federal income tax purposes, the cost of portfolio investments amounted to $57,566,992 at December 31, 2005. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation             $ 14,465,454
          Gross unrealized depreciation               (1,746,538)
                                                    ------------
          Net unrealized appreciation               $ 12,718,916
                                                    ============
The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the year ended December 31, 2005, the Fund realized $1,621,009 of net capital gains resulting from in-kind redemptions - in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders.

For the year ended December 31, 2005, the Fund reclassified its net investment loss of $464,040 against distributions in excess of net realized gains from security transactions on the Statement of Assets and Liabilities. Additionally, the Fund reclassified its net capital gains resulting from in-kind redemptions of $1,621,009 against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

================================================================================
     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                                 Long-Term
                                 Ordinary         Capital           Total
          Year Ended              Income          Gains          Distributions
          ----------------------------------------------------------------------
          December 31, 2005    $   974,486     $ 5,726,635       $  6,701,121
          December 31, 2004    $ 2,093,053     $ 8,880,015       $ 10,973,068

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) COMMON EXPENSES --- Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Fund or of Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. Effective as of February 1, 2005, the Adviser

================================================================================
receives from the Fund a quarterly fee at the annual rate of 1.25% of its average daily net assets up to $100 million and 1% of such assets in excess of $100 million. Prior to February 1, 2005, the Adviser received from the Fund a quarterly fee at the annual rate of 1.5% of its average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000. For the year ended December 31, 2005, the Fund paid $106,869 to Ultimus for mutual fund services.

Pursuant to a Distribution Agreement between the Fund and the Distributor, the Distributor serves as the Fund's exclusive agent for the distribution of its shares. During the year ended December 31, 2005, the Distributor collected $1,380 in contingent deferred sales charges on redemptions of Fund shares. The Distributor is an affiliate of Ultimus.

3. INVESTMENT TRANSACTIONS

During the year ended December 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $53,183,534 and $57,047,677, respectively.

4. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SCHWARTZ VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Trustees
Schwartz Value Fund

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 14, 2006

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                  Position Held      Length of
Trustee/Officers               Address                    Age     with the Trust     Time Served
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
* Gregory J. Schwartz          3707 W. Maple  Road,        64     Chairman of the    Since 1992
                               Bloomfield Hills, MI               Board/Trustee

* George P. Schwartz, CFA      3707 W. Maple Road,         61     President/Trustee  Since 1992
                               Bloomfield Hills, MI

INDEPENDENT TRUSTEES:

  John E. Barnds               640 Lakeside Road           73     Trustee            Since 2005
                               Birmingham, MI

  Peter F. Barry               3707 W. Maple Road,         78     Trustee            Since 2004
                               Bloomfield Hills, MI

  Donald J. Dawson, Jr.        333 W. Seventh Street,      58     Trustee            Since 1993
                               Royal Oak, MI

  Fred A. Erb                  800 Old North Woodward,     82     Trustee Emeritus   Since 1994
                               Birmingham, MI

  John J. McHale               2014 Royal Fern Court,      84     Trustee Emeritus   Since 1993
                               Palm City, FL

  Sidney F. McKenna            1173 Banbury Circle,        83     Trustee Emeritus   Since 1993
                               Bloomfield Hills, MI

EXECUTIVE OFFICERS:

* Richard L. Platte, Jr., CFA  3707 W. Maple Road,         54     Vice President     Since 1993
                               Bloomfield Hills, MI               and Secretary

* Timothy S. Schwartz          3707 W. Maple Road,         34     Treasurer          Since 2000
                               Bloomfield Hills, MI

  Cynthia M. Dickinson         34600 W. Eight Mile Road,   46     Chief Compliance   Since 2004
                               Farmington Hills, MI               Officer

*    Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
     S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees five portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company).

John J. McHale is retired President of the Montreal Expos (a major league baseball team).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc.

Timothy S. Schwartz is Vice President and Treasurer of Schwartz Investment Counsel, Inc.

Cynthia M. Dickinson is President of CMD Consulting,  LLC (business consultant).

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call (888) 726-0753.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2005. On December 29, 2005, the Fund declared and paid a short-term capital gain distribution of $0.3567 per share and a long-term capital gain distribution of $2.3068 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, both the short-term capital gain distribution of $0.3567 per share and the long-term capital gain distribution of $2.3068 per share may be subject to a maximum tax rate of 15%. Early in 2006, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2005 calendar year.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including a contingent deferred sales charge, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2005) and held until the end of the period (December 31, 2005).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a contingent deferred sales charge of 1% may apply if you redeem Fund shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value  Expenses Paid
                                   July 1, 2005   Dec. 31, 2005  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,026.20        $8.17
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00       $1,017.14        $8.13
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.60% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).





OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because the Adviser believes small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF's investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

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









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

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Cynthia M. Dickinson, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

                               [GRAPHIC OMITTED]






                        SCHWARTZ INVESTMENT COUNSEL, INC.
         AVE MARIA
           MUTUAL
           FUNDS


AVE MARIA CATHOLIC VALUES FUND

   AVE MARIA GROWTH FUND

AVE MARIA RISING DIVIDEND FUND

    AVE MARIA BOND FUND



                                           ANNUAL REPORT
                                               2005

SHAREHOLDER ACCOUNTS                                     CORPORATE OFFICES
  c/o Ultimus Fund                                      3707 W. Maple Road
   Solutions, LLC             [GRAPHIC OMITTED]              Suite 100
   P.O. Box 46707                AVE MARIA           Bloomfield Hills, MI 48301
 Cincinnati, OH 45246              MUTUAL                  (248) 644-8500
   (888) 726-9331                  FUNDS                 Fax (248) 644-4250

Dear Shareowner of:

     Ave Maria Catholic Values Fund (AVEMX)
     Ave Maria Growth Fund (AVEGX)
     Ave Maria Rising Dividend Fund (AVEDX)
     Ave Maria Bond Fund (AVEFX)

The portfolio managers of the Ave Maria Mutual Funds screen out companies based on the guidelines established by our Catholic Advisory Board. This eliminates from consideration companies related to abortion, pornography, and companies which offer their employees non-marital partner benefits. In total, about 400 companies are screened out by this process, still leaving thousands of issues for our portfolio managers to choose from in assembling the four investment portfolios.

Based on conversations I've had with many of you, screening out offending companies is what you want from a mutual fund family, besides good investment results. Shareholders contact me regularly about how fed up they are with abortion on demand, and the debauchery which has poisoned the culture and threatened traditional marriage. That's probably why our pro-life, pro-family mutual funds have become so popular with investing Catholics. Over 12,000 investors (up 40% during 2005) in 50 states have invested over $400 million in the Ave Maria Mutual Funds.

As portfolio managers, we look for investment opportunities in companies with good business characteristics, strong balance sheets, positive cash flow, and growing earnings. We don't speculate on short-term trends or fads, instead focusing on the standards which prudent investors have always used to produce favorable long-term results - financial analysis, broad diversification, and a keen attention to valuation.

I'm proud that you are a shareholder.

                                   Sincerely,

                             /s/ George P. Schwartz

                            George P. Schwartz, CFA
                                   President

February 10, 2006

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================
Ave Maria Catholic Values Fund:
    Portfolio Manager Commentary ..........................................  1
    Performance ...........................................................  3
    Ten Largest Equity Holdings ...........................................  4
    Asset Allocation ......................................................  4
    Schedule of Investments ...............................................  5
Ave Maria Growth Fund:
    Portfolio Manager Commentary ..........................................  9
    Performance ........................................................... 10
    Ten Largest Equity Holdings ........................................... 11
    Asset Allocation ...................................................... 11
    Schedule of Investments ............................................... 12
Ave Maria Rising Dividend Fund:
    Portfolio Manager Commentary .......................................... 14
    Performance ........................................................... 15
    Ten Largest Equity Holdings ........................................... 16
    Asset Allocation ...................................................... 16
    Schedule of Investments ............................................... 17
Ave Maria Bond Fund:
    Portfolio Manager Commentary .......................................... 20
    Performance ........................................................... 21
    Ten Largest Holdings .................................................. 22
    Asset Allocation ...................................................... 22
    Schedule of Investments ............................................... 23
Statements of Assets and Liabilities ...................................... 26
Statements of Operations .................................................. 27
Statements of Changes in Net Assets:
    Ave Maria Catholic Values Fund ........................................ 28
    Ave Maria Growth Fund ................................................. 29
    Ave Maria Rising Dividend Fund ........................................ 30
    Ave Maria Bond Fund ................................................... 31
Financial Highlights:
    Ave Maria Catholic Values Fund ........................................ 32
    Ave Maria Growth Fund ................................................. 33
    Ave Maria Rising Dividend Fund ........................................ 34
    Ave Maria Bond Fund - Class I ......................................... 35
    Ave Maria Bond Fund - Class R ......................................... 36
Notes to Financial Statements ............................................. 37
Report of Independent Registered Public Accounting Firm ................... 44
Board of Trustees and Executive Officers .................................. 45
Catholic Advisory Board ................................................... 47
Federal Tax Information ................................................... 48
About Your Fund's Expenses ................................................ 49
Other Information ......................................................... 51

Preceded  or   accompanied   by  a  Prospectus   distributed   by  Ultimus  Fund
Distributors,  LLC.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER  COMMENTARY
================================================================================
Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund had a total return in 2005 of 5.8% (does not include deduction of contingent deferred sales charge) compared to 4.9% for the S&P 500 Index and 12.6% for the S&P 400 Mid Cap Index. Since inception on May 1, 2001, the Fund's return compares favorably to both benchmarks:

                                       Since 5-01-01 Inception Through 12-31-05
                                                     Total Return
                                       ----------------------------------------
                                           Cumulative        Annualized
                                           ----------        ----------
          Ave Maria Catholic
            Values Fund (AVEMX)              63.5%             11.1%
          S&P 500 Index                       6.7%              1.4%
          S&P 400 Mid Cap Index              51.3%              9.3%

Similar to 2004, much of 2005's positive stock market performance came in the final quarter of the year as investors realized that $60 oil, rising interest rates, and even hurricanes would not derail the economy. While the rate of growth in the economy will likely slow in 2006, the benefits of low inflation, stabilizing interest rates and energy prices, and reasonable stock valuations should provide a favorable environment for our style of value investing.

Over the last few months, we've added several companies involved with Homeland Security to the portfolio. They have the characteristics we typically look for in long-term investments. Domestic security will likely demand increasing attention and funding by government and business in coming years. Therefore, we've increased existing positions of Fargo Electronics, Inc. (ID cards and printers) and Mine Safety Appliances Company (gas masks, helmets and body armor), and initiated positions in American Science and Engineering, Inc. (x-ray detection and scanning equipment) and Applied Signal Technology, Inc. (surveillance equipment). These companies offer proprietary products or services that benefit directly from Homeland Security spending and help the U.S.
Government fulfill its main purpose for existing - "To insure domestic tranquility and provide for the common defense."

A second area of opportunity for the Ave Maria Catholic Values Fund is the growing importance of higher education to keep America competitive in the global economy. We see good value in for-profit educators, as well as companies that facilitate student loans. These include Education Management Corporation, Student Loan Corporation, First Marblehead Corporation, and ProQuest Company.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
Stocks which contributed significantly to 2005 performance were: XTO Energy Inc., Transocean Inc., Patterson-UTI Energy, Inc., and Core Laboratories N.V. (all energy stocks), as well as Thor Industries, Inc., Fargo Electronics, Inc., SunGard Data Systems, Inc., and Lifetime Brands, Inc. Notable under-performers were Dollar Tree Stores, Inc., Furniture Brands International, Inc., Input/Output, Inc., and Diebold, Incorporated. We totally liquidated positions in Diamond Offshore Drilling, Inc., Fleetwood Enterprises, Inc., and Pioneer Natural Resources Company because they had appreciated beyond our estimate of intrinsic value.

Encouragingly, this year we didn't have to sell any shares of companies for violating our pro-life and pro-family screens. Perhaps our letters to the CEOs are having a positive effect. We regularly send letters to the CEOs of companies held in the Fund, lauding their moral business behavior for not violating our Catholic screens.

Thank you for your commitment and support.

Sincerely,

/s/ George P. Schwartz                 /s/ Gregory R. Heilman

George P. Schwartz, CFA                Gregory R. Heilman, CFA
Co-Portfolio Manager                   Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
PERFORMANCE (UNAUDITED)
================================================================================

             COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA CATHOLIC VALUES FUND, THE S&P 500 INDEX,
                           AND THE S&P 400 MID CAP INDEX


                                   [GRAPHIC OMITTED]


        AVE MARIA
  CATHOLIC VALUES FUND             S&P 500 INDEX          S&P 400 MID CAP INDEX
  --------------------         --------------------       ---------------------

    DATE        BALANCE          DATE        BALANCE        DATE         BALANCE
    ----        -------          ----        -------        ----         -------
  5/1/2001    $  10,000        5/1/2001   $  10,000        5/1/2001    $  10,000
 5/31/2001       10,250       5/31/2001       9,932       5/31/2001       10,151
 6/30/2001       10,370       6/30/2001       9,690       6/30/2001       10,110
 7/31/2001       10,250       7/31/2001       9,595       7/31/2001       10,110
 8/31/2001       10,040       8/31/2001       8,994       8/31/2001       10,110
 9/30/2001        9,360       9/30/2001       8,268       9/30/2001        8,435
10/31/2001        9,520      10/31/2001       8,426      10/31/2001        8,435
11/30/2001       10,130      11/30/2001       9,072      11/30/2001        8,435
12/31/2001       10,529      12/31/2001       9,151      12/31/2001        9,952
 3/31/2002       11,201       3/31/2002       9,177       3/31/2002       10,622
 6/30/2002       10,970       6/30/2002       7,947       6/30/2002        9,633
 9/30/2002        9,236       9/30/2002       6,574       9/30/2002        8,039
12/31/2002        9,496      12/31/2002       7,128      12/31/2002        8,508
 3/31/2003        8,904       3/31/2003       6,904       3/31/2003        8,131
 6/30/2003       10,649       6/30/2003       7,967       6/30/2003        9,564
 9/30/2003       11,552       9/30/2003       8,177       9/30/2003       10,194
12/31/2003       12,872      12/31/2003       9,173      12/31/2003       11,538
 3/31/2004       13,982       3/31/2004       9,328       3/31/2004       12,123
 6/30/2004       14,184       6/30/2004       9,489       6/30/2004       12,240
 9/30/2004       14,235       9/30/2004       9,311       9/30/2004       11,984
12/31/2004       15,459      12/31/2004      10,171      12/31/2004       13,441
 3/31/2005       15,459       3/31/2005       9,952       3/31/2005       13,387
 6/30/2005       15,660       6/30/2005      10,088       6/30/2005       13,958
 9/30/2005       15,956       9/30/2005      10,452       9/30/2005       14,639
12/31/2005       16,354      12/31/2005      10,672      12/31/2005       15,129



  ----------------------------------------
      Ave Maria Catholic Values Fund
      Average Annual Total Returns(a)
   (for periods ended December 31, 2005)

        1 Year       Since Inception(b)
        ------       ------------------
       4.79%(c)            11.11%
  ----------------------------------------


Past performance is not predictive of future performance.


     (a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (b) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2005.

     (c)  The return shown reflects a 1% contingent deferred sales charge.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
    SHARES     COMPANY                                             MARKET VALUE
--------------------------------------------------------------------------------
    250,000    Thor Industries, Inc. ............................  $ 10,017,500
    450,000    Fargo Electronics, Inc. ..........................     8,662,500
    115,000    American International Group, Inc. ...............     7,846,450
    300,000    Dollar Tree Stores, Inc. .........................     7,182,000
     60,000    General Dynamics Corporation .....................     6,843,000
    330,000    Lifetime Brands, Inc. ............................     6,821,100
     32,500    Student Loan Corporation (The) ...................     6,799,975
    245,000    North Fork Bancorporation, Inc. ..................     6,703,200
    185,000    Mine Safety Appliances Company ...................     6,698,850
     75,000    Mohawk Industries, Inc. ..........................     6,523,500



ASSET ALLOCATION (UNAUDITED)
================================================================================

  SECTOR                                                     % OF NET ASSETS
  ------                                                     ---------------
  Aerospace/Defense ........................................      6.3%
  Apparel & Textiles .......................................      4.4%
  Building Materials & Construction ........................      0.8%
  Business Services ........................................      5.5%
  Communication Equipment & Services .......................      1.4%
  Consumer Products ........................................     12.0%
  Education ................................................      1.1%
  Electronics ..............................................      1.8%
  Energy & Mining ..........................................      7.0%
  Environmental Services ...................................      0.5%
  Finance ..................................................     13.9%
  Healthcare ...............................................     10.0%
  Industrial Products & Services ...........................     14.9%
  Leisure & Entertainment ..................................      1.1%
  Printing & Publishing ....................................      1.1%
  Real Estate ..............................................      0.9%
  Retail ...................................................      5.8%
  Technology ...............................................      0.1%
  Transportation ...........................................      4.1%
  Utilities ................................................      0.7%

  Cash Equivalents, Other Assets and Liabilities ...........      6.6%
                                                              -------
                                                                100.0%
                                                              =======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
================================================================================
    SHARES     COMMON STOCKS -- 93.4%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 6.3%
     25,000      American Science and Engineering, Inc. * .......  $  1,559,250
    165,000      Applied Signal Technology, Inc. ................     3,745,500
     60,000      General Dynamics Corporation ...................     6,843,000
     30,000      Harris Corporation .............................     1,290,300
    500,000      TVI Corporation * ..............................     2,000,000
                                                                   ------------
                                                                     15,438,050
                                                                   ------------
               APPAREL & TEXTILES -- 4.4%
    140,000      Jones Apparel Group, Inc. ......................     4,300,800
     75,000      Mohawk Industries, Inc. * ......................     6,523,500
                                                                   ------------
                                                                     10,824,300
                                                                   ------------
               BUILDING MATERIALS & CONSTRUCTION -- 0.8%
     50,000      Pulte Homes, Inc. ..............................     1,968,000
                                                                   ------------

               BUSINESS SERVICES -- 5.5%
     50,000      Automatic Data Processing, Inc. ................     2,294,500
    450,000      Fargo Electronics, Inc. * ......................     8,662,500
    130,000      Neogen Corporation * ...........................     2,731,300
                                                                   ------------
                                                                     13,688,300
                                                                   ------------
               COMMUNICATION EQUIPMENT & SERVICES -- 1.4%
     30,000      Alltel Corporation .............................     1,893,000
     50,000      CenturyTel, Inc. ...............................     1,658,000
                                                                   ------------
                                                                      3,551,000
                                                                   ------------
               CONSUMER PRODUCTS - DURABLES -- 6.4%
     40,000      Brunswick Corporation ..........................     1,626,400
    307,000      Craftmade International, Inc. ..................     6,143,070
     50,000      Harley-Davidson, Inc. ..........................     2,574,500
    235,000      Leggett & Platt, Inc. ..........................     5,395,600
                                                                   ------------
                                                                     15,739,570
                                                                   ------------
               CONSUMER PRODUCTS - NONDURABLES -- 5.6%
      4,700      ACCO Brands Corporation * ......................       115,150
    145,000      Chattem, Inc. * ................................     5,276,550
      4,000      Coach, Inc. * ..................................       133,360
     20,000      Fortune Brands, Inc. ...........................     1,560,400
    330,000      Lifetime Brands, Inc. ..........................     6,821,100
                                                                   ------------
                                                                     13,906,560
                                                                   ------------
               EDUCATION -- 1.1%
     70,000      Corinthian Colleges, Inc.* .....................       824,600
     60,000      Education Management Corporation* ..............     2,010,600
                                                                   ------------
                                                                      2,835,200
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 93.4% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               ELECTRONICS -- 1.8%
    150,000      Gentex Corporation .............................  $  2,925,000
    160,547      Sparton Corporation ............................     1,438,502
                                                                   ------------
                                                                      4,363,502
                                                                   ------------
               ENERGY & MINING -- 7.0%
     10,000      Anadarko Petroleum Corporation .................       947,500
     90,000      Core Laboratories N.V. * .......................     3,362,400
     80,000      Exxon Mobil Corporation ........................     4,493,600
    575,000      Input/Output, Inc. * ...........................     4,042,250
     10,000      Patterson-UTI Energy, Inc. .....................       329,500
     35,000      Transocean Inc. * ..............................     2,439,150
     35,000      XTO Energy Inc. ................................     1,537,900
                                                                   ------------
                                                                     17,152,300
                                                                   ------------
               ENVIRONMENTAL SERVICES -- 0.5%
     50,000      Layne Christensen Company * ....................     1,271,500
                                                                   ------------

               FINANCE - BANKS & THRIFTS -- 3.7%
     45,000      BB&T Corporation ...............................     1,885,950
    245,000      North Fork Bancorporation, Inc. ................     6,703,200
     20,000      Synovus Financial Corporation ..................       540,200
                                                                   ------------
                                                                      9,129,350
                                                                   ------------
               FINANCE - INSURANCE -- 7.0%
    115,000      American International Group, Inc. .............     7,846,450
     50,000      Everest Re Group, Ltd. .........................     5,017,500
    300,000      Meadowbrook Insurance Group, Inc. * ............     1,752,000
    282,945      Unico American Corporation * ...................     2,645,536
                                                                   ------------
                                                                     17,261,486
                                                                   ------------
               FINANCE - MISCELLANEOUS -- 3.2%
     30,000      First Marblehead Corporation (The) .............       985,800
     32,500      Student Loan Corporation (The) .................     6,799,975
                                                                   ------------
                                                                      7,785,775
                                                                   ------------
               HEALTHCARE -- 10.0%
     35,000      Beckman Coulter, Inc. ..........................     1,991,500
     40,000      Kinetic Concepts, Inc.* ........................     1,590,400
     83,000      Lincare Holdings Inc. * ........................     3,478,530
    135,000      Manor Care, Inc. ...............................     5,368,950
    300,000      Mylan Laboratories Inc. ........................     5,988,000
     97,000      STERIS Corporation .............................     2,426,940
    100,000      Waters Corporation * ...........................     3,780,000
                                                                   ------------
                                                                     24,624,320
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES -- 14.9%
     52,500      3M Company .....................................     4,068,750
     50,000      Balchem Corporation ............................     1,490,500
     75,000      Caterpillar Inc. ...............................     4,332,750
     85,000      Diebold, Incorporated ..........................     3,230,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 93.4% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & SERVICES -- 14.9%
               (CONTINUED)
     10,000      Dover Corporation ..............................  $    404,900
     50,000      Genuine Parts Company ..........................     2,196,000
    150,000      Graco, Inc. ....................................     5,472,000
    185,000      Mine Safety Appliances Company .................     6,698,850
    100,000      Simpson Manufacturing Company, Inc. ............     3,635,000
     22,500      Stericycle, Inc. * .............................     1,324,800
     20,000      Teleflex Incorporated ..........................     1,299,600
     60,000      Zebra Technologies Corporation - Class A * .....     2,571,000
                                                                   ------------
                                                                     36,724,150
                                                                   ------------
               LEISURE & ENTERTAINMENT -- 1.1%
     10,000      Polaris Industries, Inc. .......................       502,000
     65,000      RC2 Corporation * ..............................     2,308,800
                                                                   ------------
                                                                      2,810,800
                                                                   ------------
               PRINTING & PUBLISHING -- 1.1%
      5,000      Courier Corporation ............................       171,700
     95,500      ProQuest Company * .............................     2,665,405
                                                                   ------------
                                                                      2,837,105
                                                                   ------------
               REAL ESTATE -- 0.9%
     25,000      Duke Realty Corporation ........................       835,000
     50,000      Health Care Property Investors, Inc. ...........     1,278,000
                                                                   ------------
                                                                      2,113,000
                                                                   ------------
               RETAIL -- 5.8%
    150,000      Christopher & Banks Corporation ................     2,817,000
    300,000      Dollar Tree Stores, Inc. * .....................     7,182,000
      5,000      Hibbett Sporting Goods, Inc. * .................       142,400
    135,000      Ross Stores, Inc. ..............................     3,901,500
      4,000      Tractor Supply Company * .......................       211,760
                                                                   ------------
                                                                     14,254,660
                                                                   ------------
               TECHNOLOGY -- 0.1%
      7,100      Stratasys, Inc.* ...............................       177,571
                                                                   ------------

               TRANSPORTATION -- 4.1%
    250,000      Thor Industries, Inc. ..........................    10,017,500
                                                                   ------------

               UTILITIES -- 0.7%
    305,000      SEMCO Energy, Inc. * ...........................     1,714,100
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $190,383,502)...........  $230,188,099
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   FACE
  AMOUNT       REPURCHASE AGREEMENTS (1) -- 7.0%                   MARKET VALUE
--------------------------------------------------------------------------------
$17,317,339      U.S. Bank N.A., 3.250%, dated 12/30/05, due 01/03/06
                   repurchase proceeds: $17,323,592
                   (Cost $17,317,339)............................  $ 17,317,339
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 100.4%
                (Cost $207,700,841)..............................  $247,505,438

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...    (1,130,326)
                                                                   ------------

               NET ASSETS -- 100.0%..............................  $246,375,112
                                                                   ============


*    Non-income producing security.

(1) Repurchase agreement is fully collaterized by $17,317,339 GNMA, Series 2004-18 AB, 4.500%, due 12/16/28. The aggregate market value of the collateral at December 31, 2005 was $17,664,048.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow  Shareholders:

For the year ended December 31, 2005, the Ave Maria Growth Fund had a total return of 0.3% compared with 4.9% for the S&P 500 Index. Since inception (May 1,
2003), the Fund's total return has been 16.5% annualized compared to 14.3% annualized for the S&P 500 Index.

Calendar year 2005 presented special challenges. The 4.9% return for the S&P 500 Index was heavily influenced by a 40% jump in the energy component of the index and a 20% return from the utility segment. Because energy and utility companies have not historically been growth companies, we only had one name in these two industries - Occidental Petroleum Corporation. Our mission is to purchase shares of superior growth companies when they're selling at reasonable prices. Additionally, the healthcare and consumer staples sectors provided small positive returns. These four sectors comprised approximately 37% of the $11 trillion market value of the S&P 500 Index. As a result, six of the investment sectors, or about 63% of its total market value, recorded negative returns in 2005. The bottom line for 2005 was, if you didn't own energy and utility stocks it was very hard to have good performance.

However, during the fourth quarter of 2005, this phenomenon began to reverse. Energy and utilities were negative, and five out of six of the earlier negative investment sectors turned positive. If this more balanced trend continues, it may work to the advantage of a diversified, high-quality investment portfolio like the Ave Maria Growth Fund.

The best performing issues in the Ave Maria Growth Fund in 2005 were Brown & Brown, Inc. (insurance agency), Johnson Controls, Inc. (automotive supplier), and Garmin Ltd. (global positioning systems). Those that lagged included these consumer-related stocks: Polaris Industries, Inc. (all-terrain vehicles) and Harley-Davidson, Inc. (motorcycles). We're adding to the laggards because their fundamentals are still good and the shares are now better values.

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE AVE MARIA GROWTH FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]


              AVE MARIA GROWTH FUND             S&P 500 INDEX
              ---------------------         --------------------

               DATE         BALANCE           DATE       BALANCE
               ----         -------           ----       -------
             5/1/2003    $  10,000          5/1/2003   $  10,000
            5/31/2003       10,470         5/31/2003      10,532
            6/30/2003       10,660         6/30/2003      10,668
            7/31/2003       11,070         7/31/2003      10,857
            8/31/2003       11,440         8/31/2003      11,070
            9/30/2003       10,980         9/30/2003      10,954
           10/31/2003       11,900        10/31/2003      11,573
           11/30/2003       12,160        11/30/2003      11,675
           12/31/2003       12,340        12/31/2003      12,287
            1/31/2004       12,470         1/31/2004      12,513
            2/29/2004       12,690         2/29/2004      12,687
            3/31/2004       12,860         3/31/2004      12,496
            4/30/2004       12,570         4/30/2004      12,300
            5/31/2004       12,790         5/31/2004      12,468
            6/30/2004       13,240         6/30/2004      12,710
            7/31/2004       12,840         7/31/2004      12,289
            8/31/2004       13,030         8/31/2004      12,338
            9/30/2004       13,570         9/30/2004      12,472
           10/31/2004       13,820        10/31/2004      12,662
           11/30/2004       14,530        11/30/2004      13,175
           12/31/2004       14,990        12/31/2004      13,625
            1/31/2005       14,790         1/31/2005      13,292
            2/28/2005       14,910         2/28/2005      13,572
            3/31/2005       14,390         3/31/2005      13,332
            4/30/2005       13,770         4/30/2005      13,079
            5/31/2005       14,260         5/31/2005      13,495
            6/30/2005       14,170         6/30/2005      13,514
            7/31/2005       14,920         7/31/2005      14,017
            8/31/2005       14,600         8/31/2005      13,889
            9/30/2005       14,540         9/30/2005      14,001
           10/31/2005       14,350        10/31/2005      13,768
           11/30/2005       15,050        11/30/2005      14,289
           12/31/2005       15,040        12/31/2005      14,287



  ----------------------------------------
          Ave Maria Growth Fund
     Average Annual Total Returns(a)
  (for periods ended December 31, 2005)

        1 Year       Since Inception(b)
      ----------     ------------------
      (0.66%)(c)           16.53%

  ----------------------------------------


Past performance is not predictive of future performance.


     (a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2005.

     (c)  The return shown reflects a 1% contingent deferred sales charge.

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
    SHARES     COMPANY                                             MARKET VALUE
--------------------------------------------------------------------------------
     30,600    Johnson Controls, Inc. ...........................  $  2,231,046
     50,950    FactSet Research Systems, Inc. ...................     2,097,102
     68,200    CLARCOR, Inc. ....................................     2,026,222
     55,400    Biomet, Inc. .....................................     2,025,978
     50,300    Franklin Electric Company, Inc. ..................     1,988,862
     30,100    C.R. Bard, Inc. ..................................     1,984,192
     71,950    North Fork Bancorporation, Inc. ..................     1,968,552
     45,200    Kellogg Company ..................................     1,953,544
     61,400    Donaldson Company, Inc. ..........................     1,952,520
     53,050    Graco, Inc. ......................................     1,935,264


ASSET ALLOCATION (UNAUDITED)
================================================================================

  SECTOR                                                     % OF NET ASSETS
  ------                                                     ---------------
  Aerospace/Defense .....................................           6.2%
  Business Services .....................................           3.3%
  Consumer Products .....................................           8.2%
  Electronics ...........................................           2.6%
  Energy & Mining .......................................           2.9%
  Finance ...............................................          14.3%
  Food & Tobacco ........................................           6.0%
  Healthcare ............................................          14.3%
  Industrial Products & Services ........................          23.9%
  Leisure & Entertainment ...............................           2.4%
  Retail ................................................           7.2%
  Technology ............................................           2.8%
  Transportation ........................................           2.8%

  Cash Equivalents, Other Assets and Liabilities ........           3.1%
                                                                -------
                                                                  100.0%
                                                                =======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
================================================================================
    SHARES     COMMON STOCKS -- 96.9%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 6.2%
     24,200      Alliant Techsystems, Inc. * ....................  $  1,843,314
     16,300      General Dynamics Corporation ...................     1,859,015
      5,000      Rockwell Collins, Inc. .........................       232,350
                                                                   ------------
                                                                      3,934,679
                                                                   ------------
               BUSINESS SERVICES -- 3.3%
     50,950      FactSet Research Systems, Inc. .................     2,097,102
                                                                   ------------

               CONSUMER PRODUCTS - DURABLES -- 5.6%
     34,900      Harley-Davidson, Inc. ..........................     1,797,001
     39,900      Toro Company (The) .............................     1,746,423
                                                                   ------------
                                                                      3,543,424
                                                                   ------------
               CONSUMER PRODUCTS - NONDURABLES -- 2.6%
     19,100      Black & Decker Corporation (The) ...............     1,660,936
                                                                   ------------

               ELECTRONICS -- 2.6%
     25,200      Garmin Ltd. ....................................     1,672,020
                                                                   ------------

               ENERGY & MINING -- 2.9%
     22,900      Occidental Petroleum Corporation ...............     1,829,252
                                                                   ------------

               FINANCE - BANKS & THRIFTS -- 6.1%
     56,200      National City Corporation ......................     1,886,634
     71,950      North Fork Bancorporation, Inc. ................     1,968,552
                                                                   ------------
                                                                      3,855,186
                                                                   ------------
               FINANCE - INSURANCE -- 5.3%
     50,400      Arthur J. Gallagher & Co. ......................     1,556,352
     58,500      Brown & Brown, Inc. ............................     1,786,590
                                                                   ------------
                                                                      3,342,942
                                                                   ------------
               FINANCE - MISCELLANEOUS -- 2.9%
     49,900      SEI Investments Company ........................     1,846,300
                                                                   ------------

               FOOD & TOBACCO -- 6.0%
     45,200      Kellogg Company ................................     1,953,544
     60,000      McCormick & Company, Inc. ......................     1,855,200
                                                                   ------------
                                                                      3,808,744
                                                                   ------------
               HEALTHCARE -- 14.3%
     29,300      Beckman Coulter, Inc. ..........................     1,667,170
     55,400      Biomet, Inc. ...................................     2,025,978
     30,100      C. R. Bard, Inc. ...............................     1,984,192
     53,000      Patterson Companies, Inc. * ....................     1,770,200
     43,600      Waters Corporation * ...........................     1,648,080
                                                                   ------------
                                                                      9,095,620
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 96.9% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & SERVICES -- 23.9%
     43,400      AMETEK, Inc. ...................................  $  1,846,236
     68,200      CLARCOR, Inc. ..................................     2,026,222
     61,400      Donaldson Company, Inc. ........................     1,952,520
     24,100      Expeditors International of Washington, Inc. ...     1,626,991
     50,300      Franklin Electric Company, Inc. ................     1,988,862
     53,050      Graco, Inc. ....................................     1,935,264
     15,700      ITT Industries, Inc. ...........................     1,614,274
     30,600      Johnson Controls, Inc. .........................     2,231,046
                                                                   ------------
                                                                     15,221,415
                                                                   ------------
               LEISURE & ENTERTAINMENT -- 2.4%
     30,300      Polaris Industries, Inc. .......................     1,521,060
                                                                   ------------

               RETAIL -- 7.2%
     45,800      Bed Bath & Beyond Inc. * .......................     1,655,670
     73,500      Christopher & Banks Corporation ................     1,380,330
     54,100      Ross Stores, Inc. ..............................     1,563,490
                                                                   ------------
                                                                      4,599,490
                                                                   ------------
               TECHNOLOGY -- 2.8%
     32,300      Mettler-Toledo International Inc. * ............     1,782,960
                                                                   ------------

               TRANSPORTATION -- 2.8%
     42,300      Landstar System, Inc. ..........................     1,765,602
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $57,445,931)............  $ 61,576,732
                                                                   ------------


================================================================================
    FACE
   AMOUNT      REPURCHASE AGREEMENTS (1) -- 3.0%                   MARKET VALUE
--------------------------------------------------------------------------------
$ 1,890,623      U.S. Bank N.A., 3.250%, dated 12/30/05, due 01/03/06
                   repurchase proceeds: $1,891,306
                   (Cost $1,890,623).............................  $  1,890,623
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 99.9%
               (Cost $59,336,554)................................  $ 63,467,355

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.....        93,997
                                                                   ------------

               NET ASSETS -- 100.0%..............................  $ 63,561,352
                                                                   ============


*    Non-income producing security.

(1) Repurchase agreement is fully collaterized by $1,890,623 FGCI, Pool #E99430, 4.500%, due 09/01/18. The aggregate market value of the collateral at December 31, 2005 was $1,928,846.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

As of December 31, 2005, the Ave Maria Rising Dividend Fund held stock in 39 companies diversified across 18 industries. Virtually all of the companies in the portfolio raised their dividend during 2005. Investing in companies that have regularly raised their dividend is a defining characteristic of this Fund. Traditionally, dividends have contributed about half of the total return produced by stocks in general; therefore, a growing stream of dividends is particularly important. Rising dividends are also indicative of balance sheet integrity and sound underlying business fundamentals. To increase dividends year after year, companies must generate growth in earnings and cash flow. Some companies use accounting gimmicks to fudge their earnings - but they can't fake a dividend. Our typical portfolio company uses conservative accounting practices and regularly increases dividends, which is indicative of a highly-disciplined board of directors and a shareholder-focused corporate culture.

The investment performance for the Fund during its first eight months of operation ended December 31, 2005 was +6.7%. This compares with the 5.4% total return on the S&P Dividend Aristocrat Index and 8.8% return for the S&P 500 Index for the same period.

The energy sector represented one of the only industries with positive investment results in 2005. Given our focus on companies with the capacity to regularly increase dividends, we didn't find much cause to invest in energy stocks. Major contributors to the performance of the Fund came from Thor Industries, Inc. (recreational vehicles), Johnson Controls, Inc. (automotive supply and building controls), Caterpillar Inc. (construction and mining equipment), and Ross Stores, Inc. (retailer).

We sold Dominion Resources, Inc. out of the portfolio because it became a violator of one of our pro-life, pro-family screens. The Company adopted a policy of offering non-marital partner benefits to their employees. As is our practice, we wrote to management and the Board of Directors of Dominion informing them of our reason for selling the stock and urged them to reverse their policy, which would allow us to repurchase the shares.

We appreciate your commitment and strive to do all in our power to merit your confidence.

With best regards,

/s/ George P. Schwartz                    /s/ Richard L. Platte, Jr.

George P. Schwartz, CFA                   Richard L. Platte, Jr., CFA
Co-portfolio Manager                      Co-portfolio Manager

AVE MARIA RISING DIVIDEND FUND
PERFORMANCE (UNAUDITED)
================================================================================

              COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA RISING DIVIDEND FUND, THE S&P 500 INDEX,
                         AND THE S&P DIVIDEND ARISTOCRAT INDEX


                                 [GRAPHIC OMITTED]


      AVE MARIA RISING                                        S&P DIVIDEND
        DIVIDEND FUND              S&P 500 INDEX            ARISTOCRAT INDEX
     ------------------        --------------------       ---------------------

    DATE         BALANCE        DATE        BALANCE        DATE        BALANCE
    ----         -------        ----        -------        ----        -------
   5/2/2005   $  10,000        5/2/2005   $  10,000        5/2/2005   $  10,000
  5/31/2005      10,130       5/31/2005      10,271       5/31/2005      10,130
  6/30/2005      10,200       6/30/2005      10,286       6/30/2005      10,031
  7/31/2005      10,641       7/31/2005      10,668       7/31/2005      10,388
  8/31/2005      10,471       8/31/2005      10,571       8/31/2005      10,182
  9/30/2005      10,330       9/30/2005      10,656       9/30/2005      10,136
 10/31/2005      10,310      10/31/2005      10,479      10/31/2005      10,189
 11/30/2005      10,702      11/30/2005      10,875      11/30/2005      10,502
 12/31/2005      10,671      12/31/2005      10,879      12/31/2005      10,542


  ----------------------------------------
     Ave Maria Rising Dividend  Fund
             Total Return(a)

            Since Inception(b)
            ------------------
                  6.71%
  ----------------------------------------

Past performance is not predictive of future performance.


     (a) The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (b) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2005.

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
    SHARES     COMPANY                                             MARKET VALUE
--------------------------------------------------------------------------------
     25,000    Thor Industries, Inc. ............................  $  1,001,750
     18,000    Alberto-Culver Company ...........................       823,500
     28,000    Ross Stores, Inc. ................................       809,200
     35,000    Leggett & Platt, Inc. ............................       803,600
     26,000    Arthur J. Gallagher & Co. ........................       802,880
     18,000    Kellogg Company ..................................       777,960
     25,000    McCormick & Company, Inc. ........................       773,000
     20,000    Diebold, Incorporated ............................       760,000
     16,500    Sherwin-Williams Company (The) ...................       749,430
     10,000    Emerson Electric Co. .............................       747,000


ASSET ALLOCATION (UNAUDITED)
================================================================================

  SECTOR                                                     % OF NET ASSETS
  ------                                                     ---------------
  Aerospace/Defense .....................................           1.8%
  Apparel & Textiles ....................................           0.3%
  Building Materials & Construction .....................           4.5%
  Business Services .....................................           2.4%
  Communication Equipment & Services ....................           1.7%
  Consumer Products .....................................          13.8%
  Energy & Mining .......................................           1.9%
  Finance ...............................................          16.1%
  Food & Tobacco ........................................           8.1%
  Healthcare ............................................           2.7%
  Industrial Products & Services ........................          27.5%
  Leisure & Entertainment ...............................           2.5%
  Retail ................................................           3.2%
  Transportation ........................................           4.0%
  Utilities .............................................           5.4%

  Cash Equivalents, Other Assets and Liabilities ........           4.1%
                                                                -------
                                                                  100.0%
                                                                =======

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
================================================================================
    SHARES     COMMON STOCKS -- 95.9%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 1.8%
      4,000      General Dynamics Corporation ...................  $    456,200
                                                                   ------------

               APPAREL & TEXTILES -- 0.3%
      1,000      Mohawk Industries, Inc. * ......................        86,980
                                                                   ------------

               BUILDING MATERIALS & CONSTRUCTION -- 4.5%
     20,000      Masco Corporation ..............................       603,800
     30,000      RPM International Inc. .........................       521,100
                                                                   ------------
                                                                      1,124,900
                                                                   ------------
               BUSINESS SERVICES -- 2.4%
     13,000      Automatic Data Processing, Inc. ................       596,570
                                                                   ------------

               COMMUNICATION EQUIPMENT & SERVICES -- 1.7%
      7,000      Alltel Corporation .............................       441,700
                                                                   ------------

               CONSUMER PRODUCTS - DURABLES -- 7.6%
     10,000      Harley-Davidson, Inc. ..........................       514,900
     35,000      Leggett & Platt, Inc. ..........................       803,600
     25,000      Newell Rubbermaid Inc. .........................       594,500
                                                                   ------------
                                                                      1,913,000
                                                                   ------------
               CONSUMER PRODUCTS - NONDURABLES -- 6.2%
     18,000      Alberto-Culver Company .........................       823,500
     16,500      Sherwin-Williams Company (The) .................       749,430
                                                                   ------------
                                                                      1,572,930
                                                                   ------------
               ENERGY & MINING -- 1.9%
      8,500      Exxon Mobil Corporation ........................       477,445
                                                                   ------------

               FINANCE - BANKS & THRIFTS -- 9.3%
     16,000      BB&T Corporation ...............................       670,560
     27,000      North Fork Bancorporation, Inc. ................       738,720
     15,000      Synovus Financial Corporation ..................       405,150
     15,000      United Bankshares, Inc. ........................       528,600
                                                                   ------------
                                                                      2,343,030
                                                                   ------------
               FINANCE - INSURANCE -- 4.3%
      4,000      American International Group, Inc. .............       272,920
     26,000      Arthur J. Gallagher & Co. ......................       802,880
                                                                   ------------
                                                                      1,075,800
                                                                   ------------
               FINANCE - MISCELLANEOUS -- 2.5%
      3,000      Student Loan Corporation (The) .................       627,690
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               FOOD & TOBACCO -- 8.1%
     15,000      Hormel Foods Corporation .......................  $    490,200
     18,000      Kellogg Company ................................       777,960
     25,000      McCormick & Company, Inc. ......................       773,000
                                                                   ------------
                                                                      2,041,160
                                                                   ------------
               HEALTHCARE -- 2.7%
     17,000      Manor Care, Inc. ...............................       676,090
                                                                   ------------

               INDUSTRIAL PRODUCTS & SERVICES -- 27.5%
      9,000      3M Company .....................................       697,500
     13,000      Avery Dennison Corporation .....................       718,510
     12,000      Caterpillar Inc. ...............................       693,240
     20,000      Diebold, Incorporated ..........................       760,000
     14,000      Dover Corporation ..............................       566,860
     10,000      Emerson Electric Co. ...........................       747,000
     15,000      Graco, Inc. ....................................       547,200
     10,000      Johnson Controls, Inc. .........................       729,100
     18,000      Mine Safety Appliances Company .................       651,780
     13,500      Stanley Works (The) ............................       648,540
      3,000      Teleflex Incorporated ..........................       194,940
                                                                   ------------
                                                                      6,954,670
                                                                   ------------
               LEISURE & ENTERTAINMENT -- 2.5%
     12,500      Polaris Industries, Inc. .......................       627,500
                                                                   ------------

               RETAIL -- 3.2%
     28,000      Ross Stores, Inc. ..............................       809,200
                                                                   ------------

               TRANSPORTATION -- 4.0%
     25,000      Thor Industries, Inc. ..........................     1,001,750
                                                                   ------------

               UTILITIES -- 5.4%
     14,000      Exelon Corporation .............................       743,960
     15,000      FPL Group, Inc. ................................       623,400
                                                                   ------------
                                                                      1,367,360
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $23,123,442)............  $ 24,193,975
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   FACE
  AMOUNT       REPURCHASE AGREEMENTS (1) -- 4.8%                   MARKET VALUE
--------------------------------------------------------------------------------
$ 1,217,808      U.S. Bank N.A., 3.250%, dated 12/30/05, due 01/03/06
                   repurchase proceeds: $1,218,247
                   (Cost $1,217,808).............................  $  1,217,808
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 100.7%
               (Cost $24,341,250)................................  $ 25,411,783

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)...      (169,172)
                                                                   ------------

               NET ASSETS -- 100.0%..............................  $ 25,242,611
                                                                   ============


*    Non-income producing security.

(1) Repurchase agreement is fully collaterized by $1,217,808 FGCI, Pool #E99430, 4.500%, due 09/01/18. The aggregate market value of the collateral at December 31, 2005 was $1,242,412.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

The bond market spent another year dealing with the fallout of Fed monetary policy. During 2005, the Fed raised the Fed Funds rate eight times, and once so far in 2006. That was on top of the five increases during 2004 or 14 increases over 18 months, raising the overnight rate from 1.00% to 4.50% currently. In contrast, long-term rates remained stable during this period. The result has been a flat yield curve, which is unusual, since investors generally demand higher yields for longer maturity, fixed-income instruments.

The flat yield curve has resulted in lower prices of short and intermediate maturity bonds, even the extremely high quality conservative type, which we have in the Ave Maria Bond Fund. Consequently, in 2005 the decline in the prices of our bonds, combined with the coupon income, produced a total return of 1.4% for the retail class compared to 1.6% for the Lehman Brothers Intermediate U.S. Government/Credit Index. Our small position in dividend paying stocks (15% of the portfolio as of December 31, 2005) made a modest positive contribution to performance for the year.

We sold Dominion Resources, Inc. out of the portfolio because the company became a violator of one of our pro-life, pro-family screens. The Company adopted a policy of offering non-marital partner benefits to their employees. As is our practice, we wrote to management and the Board of Directors of Dominion informing them of our reason for selling the stock and urged them to reverse their policy, which would allow us to repurchase the shares.

With best regards,

/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager


AVE MARIA BOND FUND
PERFORMANCE (UNAUDITED)
========================================================================================


                COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                     IN THE AVE MARIA BOND FUND AND THE LEHMAN BROTHERS
                         INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX


                                     [GRAPHIC OMITTED]

     AVE MARIA BOND FUND           AVE MARIA BOND FUND       LEHMAN BROTHERS INTERMEDIATE
          (Class I)                      (Class R)           U.S. GOVERNMENT/CREDIT INDEX
     -------------------           -------------------       ----------------------------

      DATE         BALANCE          DATE        BALANCE          DATE        BALANCE
      ----         -------          ----        -------          ----        -------
    5/1/2003    $  10,000          5/1/2003   $  10,000         5/1/2003    $ 10,000
   5/31/2003       10,165         5/31/2003      10,164        5/31/2003      10,195
   6/30/2003       10,163         6/30/2003      10,151        6/30/2003      10,188
   7/31/2003        9,941         7/31/2003       9,936        7/31/2003       9,911
   8/31/2003        9,962         8/31/2003       9,954        8/31/2003       9,934
   9/30/2003       10,174         9/30/2003      10,163        9/30/2003      10,186
  10/31/2003       10,145        10/31/2003      10,131       10/31/2003      10,090
  11/30/2003       10,158        11/30/2003      10,131       11/30/2003      10,104
  12/31/2003       10,256        12/31/2003      10,236       12/31/2003      10,192
   1/31/2004       10,316         1/31/2004      10,282        1/31/2004      10,259
   2/29/2004       10,426         2/29/2004      10,399        2/24/2004      10,364
   3/31/2004       10,500         3/31/2004      10,470        3/31/2004      10,445
   4/30/2004       10,278         4/30/2004      10,235        4/30/2004      10,197
   5/31/2004       10,299         5/31/2004      10,252        5/31/2004      10,151
   6/30/2004       10,354         6/30/2004      10,306        6/30/2004      10,182
   7/31/2004       10,442         7/31/2004      10,390        7/31/2004      10,267
   8/31/2004       10,635         8/31/2004      10,579        8/31/2004      10,439
   9/30/2004       10,679         9/30/2004      10,620        9/30/2004      10,457
  10/31/2004       10,768        10/31/2004      10,705       10/31/2004      10,527
  11/30/2004       10,722        11/30/2004      10,656       11/30/2004      10,431
  12/31/2004       10,823        12/31/2004      10,753       12/31/2004      10,502
   1/31/2005       10,766         1/31/2005      10,693        1/31/2005      10,522
   2/28/2005       10,749         2/28/2005      10,673        2/28/2005      10,464
   3/31/2005       10,722         3/31/2005      10,643        3/31/2005      10,410
   4/30/2005       10,826         4/30/2005      10,732        4/30/2005      10,529
   5/31/2005       10,885         5/31/2005      10,798        5/31/2005      10,624
   6/30/2005       10,946         6/30/2005      10,857        6/30/2005      10,669
   7/31/2005       10,934         7/31/2005      10,842        7/31/2005      10,580
   8/31/2005       11,006         8/31/2005      10,911        8/31/2005      10,704
   9/30/2005       10,950         9/30/2005      10,853        9/30/2005      10,613
  10/31/2005       10,895        10/31/2005      10,785       10/31/2005      10,555
  11/30/2005       10,973        11/30/2005      10,871       11/30/2005      10,601
  12/31/2005       11,020        12/31/2005      10,903       12/31/2005      10,668


  ----------------------------------------
           Ave Maria Bond Fund
     Average Annual Total Returns(a)
  (for periods ended December 31, 2005)

            1 Year     Since Inception(b)
           --------    ------------------
  Class I    1.81%          3.71%
  Class R    0.41%(c)       3.29%
  ----------------------------------------



Past performance is not predictive of future performance.


     (a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2005.

     (c)  The return shown reflects a 1% contingent deferred sales charge.

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
 PAR VALUE     HOLDING                                             MARKET VALUE
--------------------------------------------------------------------------------
$ 5,000,000    U.S. Treasury Note, 3.750%, due 05/15/08 .........  $  4,928,905
  3,500,000    U.S. Treasury Note, 3.750%, due 03/31/07 .........     3,470,194
  3,500,000    U.S. Treasury Note, 4.125%, due 05/15/15 .........     3,423,301
  3,500,000    U.S. Treasury Note, 3.375%, due 10/15/09 .........     3,379,824
  3,000,000    U.S. Treasury Note, 3.000%, due 11/15/07 .........     2,925,234
  3,000,000    U.S. Treasury Note, 2.625%, due 05/15/08 .........     2,881,875
  2,500,000    U.S. Treasury Note, 3.375%, due 02/28/07 .........     2,469,530
  2,000,000    U.S. Treasury Note, 4.375%, due 08/15/12 .........     1,999,766
  2,000,000    U.S. Treasury Note, 2.875%, due 11/30/06 .........     1,972,266
  2,000,000    U.S. Treasury Note, 3.375%, due 02/15/08 .........     1,958,828


ASSET ALLOCATION (UNAUDITED)
================================================================================

                                                              % OF NET ASSETS
                                                              ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries .........................................          54.0%
U.S. Government Agencies ................................           6.9%

CORPORATE BONDS
SECTOR
------
Consumer Products .......................................           3.0%
Finance .................................................           6.3%
Industrials .............................................           6.3%
Utilities ...............................................           3.0%

COMMON STOCKS
SECTOR
------
Building Materials & Construction .......................           0.9%
Communication Equipment & Services ......................           0.7%
Consumer Products .......................................           2.1%
Energy & Mining .........................................           0.7%
Finance .................................................           4.3%
Healthcare ..............................................           0.7%
Real Estate .............................................           1.1%
Utilities ...............................................           4.2%

Cash Equivalents, Other Assets and Liabilities ..........           5.8%
                                                                -------
                                                                  100.0%
                                                                =======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
================================================================================
             U.S. GOVERNMENT AND
 PAR VALUE   AGENCY OBLIGATIONS -- 60.9%                            MARKET VALUE
--------------------------------------------------------------------------------
             U.S. TREASURIES -- 54.0%
$2,000,000     U.S. Treasury Note, 2.875%, due 11/30/06 .........   $  1,972,266
 2,500,000     U.S. Treasury Note, 3.375%, due 02/28/07 .........      2,469,530
 3,500,000     U.S. Treasury Note, 3.750%, due 03/31/07 .........      3,470,194
 3,000,000     U.S. Treasury Note, 3.000%, due 11/15/07 .........      2,925,234
 1,000,000     U.S. Treasury Note, 3.000%, due 02/15/08 .........        971,836
 2,000,000     U.S. Treasury Note, 3.375%, due 02/15/08 .........      1,958,828
 3,000,000     U.S. Treasury Note, 2.625%, due 05/15/08 .........      2,881,875
 5,000,000     U.S. Treasury Note, 3.750%, due 05/15/08 .........      4,928,905
 1,214,560     U.S. Treasury Inflation-Protection Note,
                 3.875%, due 01/15/09 ...........................      1,276,522
 1,000,000     U.S. Treasury Note, 3.000%, due 02/15/09 .........        959,766
 3,500,000     U.S. Treasury Note, 3.375%, due 10/15/09 .........      3,379,824
 1,500,000     U.S. Treasury Note, 4.250%, due 10/15/10 .........      1,492,149
 2,000,000     U.S. Treasury Note, 4.375%, due 08/15/12 .........      1,999,766
 1,000,000     U.S. Treasury Note, 4.000%, due 02/15/14 .........        972,891
 3,500,000     U.S. Treasury Note, 4.125%, due 05/15/15 .........      3,423,301
                                                                    ------------
                                                                      35,082,887
                                                                    ------------
             U.S. GOVERNMENT AGENCIES -- 6.9%
 1,000,000     Federal Farm Credit Bank, 4.480%, due 08/24/12 ...        984,693
 1,000,000     Federal Farm Credit Bank, 4.600%, due 12/27/12 ...        991,736
   500,000     Federal Home Loan Bank, 3.375%, due 07/21/08 .....        483,921
 1,000,000     Federal Home Loan Bank, 5.477%, due 01/28/09 .....      1,020,935
 1,000,000     Federal Home Loan Bank, 4.375%, due 02/04/10 .....        979,881
                                                                    ------------
                                                                       4,461,166
                                                                    ------------
             TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $40,132,398).............   $ 39,544,053
                                                                    ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 18.6%                               MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS -- 3.0%
$1,000,000     Harley-Davidson, Inc.-144A, 3.625%, due 12/15/08 .   $    967,344
 1,000,000     Leggett & Platt, Inc., 4.650%, due 11/15/14 ......        961,284
                                                                    ------------
                                                                       1,928,628
                                                                    ------------
             FINANCE -- 6.3%
 1,000,000     Caterpillar Financial Services Corporation, 2.650%,
                 due 01/30/06 ...................................        998,690
 1,000,000     Caterpillar Financial Services Corporation, 4.750%,
                 due 02/17/15....................................        976,578
 1,000,000     Marshall & Ilsley Bank, 5.250%, due 09/04/12            1,011,685
 1,000,000     Regions Financial Corporation, 7.000%, due 03/01/11     1,092,985
                                                                    ------------
                                                                       4,079,938
                                                                    ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE   CORPORATE BONDS -- 18.6% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 6.3%
$1,000,000     Alcoa, Inc., 6.000%, due 01/15/12 ................   $  1,047,194
 1,010,000     Dover Corporation, 6.250%, due 06/01/08 ..........      1,044,198
 1,000,000     Masco Corporation, 4.800%, due 06/15/15 ..........        932,165
 1,000,000     United Technologies Corporation, 6.350%, due 03/01/11   1,065,744
                                                                    ------------
                                                                       4,089,301
                                                                    ------------
             UTILITIES -- 3.0%
 1,000,000     Alabama Power Company, 3.125%, due 05/01/08 ......        961,080
 1,000,000     National Rural Utilities Cooperative Finance
                 Corporation, 6.000%, due 05/15/06 ..............      1,004,621
                                                                    ------------
                                                                       1,965,701
                                                                    ------------

             TOTAL CORPORATE BONDS (Cost $12,277,552).............. $ 12,063,568
                                                                    ------------

================================================================================
    SHARES   COMMON STOCKS -- 14.7%                                 MARKET VALUE
--------------------------------------------------------------------------------
             BUILDING MATERIALS & CONSTRUCTION -- 0.9%
    35,000     RPM International Inc. ...........................   $    607,950
                                                                    ------------

             COMMUNICATION EQUIPMENT & SERVICES -- 0.7%
     7,500     Alltel Corporation ...............................        473,250
                                                                    ------------

             CONSUMER PRODUCTS - DURABLES -- 2.1%
    30,000     Leggett & Platt, Inc. ............................        688,800
    27,000     Newell Rubbermaid Inc. ...........................        642,060
                                                                    ------------
                                                                       1,330,860
                                                                    ------------
             ENERGY AND MINING -- 0.7%
    15,000     National Fuel Gas Company ........................        467,850
                                                                    ------------

             FINANCE - BANKS & THRIFTS -- 3.3%
    15,000     BB&T Corporation .................................        628,650
    15,000     Huntington Bancshares Incorporated ...............        356,250
    15,000     National City Corporation ........................        503,550
    24,000     North Fork Bancorporation, Inc. ..................        656,640
                                                                    ------------
                                                                       2,145,090
                                                                    ------------
             FINANCE - INSURANCE -- 1.0%
    22,000     Arthur J. Gallagher & Co. ........................        679,360
                                                                    ------------

             HEALTHCARE -- 0.7%
    10,000     Landauer, Inc. ...................................        460,900
                                                                    ------------

             REAL ESTATE -- 1.1%
    12,000     Duke Realty Corporation ..........................        400,800
    10,000     Washington Real Estate Investment Trust ..........        303,500
                                                                    ------------
                                                                         704,300
                                                                    ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 14.7% (CONTINUED)                     MARKET VALUE
--------------------------------------------------------------------------------
             UTILITIES -- 4.2%
    15,000     Exelon Corporation ...............................   $    797,100
    15,000     FPL Group, Inc. ..................................        623,400
    16,000     Pinnacle West Capital Corporation ................        661,600
    18,000     Southern Company .................................        621,540
                                                                    ------------
                                                                       2,703,640
                                                                    ------------

             TOTAL COMMON STOCKS (Cost $8,801,100)...............   $  9,573,200
                                                                    ------------


================================================================================
   FACE
  AMOUNT     REPURCHASE AGREEMENTS (1) -- 5.0%                      MARKET VALUE
--------------------------------------------------------------------------------
$3,252,648     U.S. Bank N.A., 3.250%, dated 12/31/05, due 01/03/06
                repurchase proceeds: $3,253,823 (Cost $3,252,648).  $  3,252,648
                                                                    ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 99.2%
             (Cost $64,463,698)..................................   $ 64,433,469

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%.......        520,202
                                                                    ------------

             NET ASSETS -- 100.0%................................   $ 64,953,671
                                                                    ============


(1)  Repurchase  agreement is fully  collaterized  by  $3,252,648  GNMA,  Series
     2002-94 C, 4.463%, due 10/16/25. The aggregate market value of the collateral at December 31, 2005 was $3,317,847.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

=========================================================================================================================
                                                          AVE MARIA                        AVE MARIA
                                                           CATHOLIC         AVE MARIA        RISING          AVE MARIA
                                                         VALUES FUND       GROWTH FUND    DIVIDEND FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..................................   $ 207,700,841    $  59,336,554   $  24,341,250   $  64,463,698
                                                         =============    =============   =============   =============
  At market value (Note 1) ...........................   $ 247,505,438    $  63,467,355   $  25,411,783   $  64,433,469
Receivable for investment securities sold ............         950,171             --              --              --
Receivable for capital shares sold ...................         634,242          226,042         162,424           9,976
Dividends and interest receivable ....................         171,367           58,636          35,217         526,602
Other assets .........................................          22,941           10,724          11,670           9,574
                                                         -------------    -------------   -------------   -------------
  TOTAL ASSETS .......................................     249,284,159       63,762,757      25,621,094      64,979,621
                                                         -------------    -------------   -------------   -------------
LIABILITIES
Payable for investment securities purchased ..........       2,088,148             --           331,662            --
Payable for capital shares redeemed ..................         138,503           45,483            --               500
Payable to Adviser (Note 2) ..........................         610,791          133,147          31,567           3,146
Payable to affiliate (Note 2) ........................          31,100            7,900           4,000           5,500
Other accrued expenses ...............................          40,505           14,875          11,254          16,804
                                                         -------------    -------------   -------------   -------------
  TOTAL LIABILITIES ..................................       2,909,047          201,405         378,483          25,950
                                                         -------------    -------------   -------------   -------------
NET ASSETS ...........................................   $ 246,375,112    $  63,561,352   $  25,242,611   $  64,953,671
                                                         =============    =============   =============   =============

NET ASSETS CONSIST OF:
Paid-in capital ......................................   $ 207,470,128    $  59,430,551   $  24,172,078   $  64,982,084
Undistributed net investment income ..................            --               --              --             1,816
Distributions in excess of net realized gains
  from security transactions .........................        (899,613)            --              --              --
Net unrealized appreciation/(depreciation)
  on investments .....................................      39,804,597        4,130,801       1,070,533         (30,229)
                                                         -------------    -------------   -------------   -------------
NET ASSETS ...........................................   $ 246,375,112    $  63,561,352   $  25,242,611   $  64,953,671
                                                         =============    =============   =============   =============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .........      16,356,868        4,236,942       2,383,277
                                                         =============    =============   =============

Net asset value, offering price and redemption
  price per share (Note 1)(a) ........................   $       15.06   $       15.00   $       10.59
                                                         =============    =============   =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ..............                                                    $  48,114,866
                                                                                                          =============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .........                                                        4,766,155
                                                                                                          =============

Net asset value, offering price and redemption
  price per share (Note 1) ...........................                                                    $       10.10
                                                                                                          =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ..............                                                    $  16,838,805
                                                                                                          =============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .........                                                        1,670,034
                                                                                                          =============

Net asset value, offering price and redemption
  price per share (Note 1) (a) .......................                                                    $       10.08
                                                                                                          =============


(a)  Except with respect to the Ave Maria Rising Dividend Fund and Class I shares of the Ave Maria Bond Fund,  redemption price will vary if subject to contingent deferred sales charge (Note 1).

See notes to financial statements.


                                                             26

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005(a)
=========================================================================================================================
                                                          AVE MARIA                        AVE MARIA
                                                           CATHOLIC         AVE MARIA        RISING          AVE MARIA
                                                         VALUES FUND       GROWTH FUND    DIVIDEND FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ...........................................   $   2,586,676    $     637,580   $     290,534   $     340,338
  Interest ...........................................         374,644           30,200          26,685       1,658,272
                                                         -------------    -------------   -------------   -------------
    Total Income .....................................       2,961,320          667,780         317,219       1,998,610
                                                         -------------    -------------   -------------   -------------
EXPENSES
  Investment advisory fees (Note 2) ..................       2,424,716          577,142          97,361         165,253
  Distribution fees (Note 2) .........................         606,177          144,285            --              --
  Distribution fees - Class R (Note 2) ...............            --               --              --            32,724
  Administration, accounting and
    transfer agent fees (Note 2) .....................         363,821           86,575          32,000          57,197
  Postage and supplies ...............................          59,356           25,647           7,301          16,677
  Legal and audit fees ...............................          48,937           24,228          11,788          23,699
  Registration fees - Common .........................          41,662           27,415          13,918          12,632
  Registration fees - Class I ........................            --               --              --             1,627
  Registration fees - Class R ........................            --               --              --             7,858
  Trustees' fees and expenses ........................          21,391           21,391           8,618          21,391
  Custodian fees .....................................          29,554           11,512           5,278           8,562
  Compliance service fees ............................          22,616            5,388           1,196           5,190
  Insurance expense ..................................          20,401            4,917           1,174           5,394
  Advisory board fees and expenses ...................           6,146            6,146           4,480           6,146
  Reports to shareholders ............................          10,731            4,895             681           1,945
  Other expenses .....................................          14,721            6,719           3,115          10,638
                                                         -------------    -------------   -------------   -------------
    TOTAL EXPENSES ...................................       3,670,229          946,260         186,910         376,933
  Less  fees waived and/or expenses reimbursed
    by the Adviser (Note 2):
    Common ...........................................         (33,160)         (80,548)        (24,642)       (169,186)
    Class I ..........................................            --               --              --            (1,627)
                                                         -------------    -------------   -------------   -------------
    NET EXPENSES .....................................       3,637,069          865,712         162,268         206,120
                                                         -------------    -------------   -------------   -------------

NET INVESTMENT INCOME/(LOSS) .........................        (675,749)        (197,932)        154,951       1,792,490
                                                         -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAINS/
  (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ......       6,419,904          195,655           5,878         277,837
  Net realized gains from in-kind
    redemptions (Note 1) .............................      25,684,514        5,019,059            --              --
  Net change in unrealized appreciation/
    (depreciation) on investments ....................     (18,517,281)      (4,911,979)      1,070,533        (954,305)
                                                         -------------    -------------   -------------   -------------

NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS ......................      13,587,137          302,735       1,076,411        (676,468)
                                                         -------------    -------------   -------------   -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS .............................   $  12,911,388    $     104,803   $   1,231,362   $   1,116,022
                                                         =============    =============   =============   =============


(a)  Except for the Ave Maria Rising Dividend Fund,  which represents the period from the commencement of operations (May
     2, 2005)  through  December 31, 2005.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                               YEAR             YEAR
                                                                               ENDED            ENDED
                                                                            DECEMBER 31,     DECEMBER 31,
                                                                               2005             2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .................................................   $    (675,749)   $    (848,428)
  Net realized gains from security transactions .......................       6,419,904       11,939,746
  Net realized gains from in-kind redemptions (Note 1) ................      25,684,514             --
  Net change in unrealized appreciation/(depreciation) on investments .     (18,517,281)      25,552,126
                                                                          -------------    -------------
Net increase in net assets from operations ............................      12,911,388       36,643,444
                                                                          -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ..............................      (6,556,047)     (11,172,077)
                                                                          -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................................      71,427,677       83,221,894
  Reinvestment of distributions to shareholders .......................       4,811,260       10,923,676
  Payments for shares redeemed ........................................     (84,289,471)     (16,502,334)
                                                                          -------------    -------------
Net increase/(decrease) in net assets from capital share transactions .      (8,050,534)      77,643,236
                                                                          -------------    -------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ...............................      (1,695,193)     103,114,603

NET ASSETS
  Beginning of year ...................................................     248,070,305      144,955,702
                                                                          -------------    -------------
  End of year .........................................................   $ 246,375,112    $ 248,070,305
                                                                          =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ...................................   $        --      $        --
                                                                          =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .........................................................       4,855,617        5,983,686
  Shares issued in reinvestment of distributions to shareholders ......         316,942          750,253
  Shares redeemed .....................................................      (5,785,549)      (1,133,670)
                                                                          -------------    -------------
  Net increase/(decrease) in shares outstanding .......................        (612,990)       5,600,269
  Shares outstanding, beginning of year ...............................      16,969,858       11,369,589
                                                                          -------------    -------------
  Shares outstanding, end of year .....................................      16,356,868       16,969,858
                                                                          =============    =============


See notes to financial statements.


                                                 28

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                               YEAR             YEAR
                                                                               ENDED            ENDED
                                                                            DECEMBER 31,     DECEMBER 31,
                                                                               2005             2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .................................................   $    (197,932)   $     (90,052)
  Net realized gains from security transactions .......................         195,655           88,987
  Net realized gains from in-kind redemptions (Note 1) ................       5,019,059             --
  Net change in unrealized appreciation/(depreciation) on investments .      (4,911,979)       7,175,089
                                                                          -------------    -------------
Net increase in net assets from operations ............................         104,803        7,174,024
                                                                          -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ..............................        (170,748)            --
                                                                          -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................................      33,341,319       30,047,463
  Reinvestment of distributions to shareholders .......................         145,383             --
  Payments for shares redeemed ........................................     (21,433,585)        (752,065)
                                                                          -------------    -------------
Net increase in net assets from capital share transactions ............      12,053,117       29,295,398
                                                                          -------------    -------------

TOTAL INCREASE IN NET ASSETS ..........................................      11,987,172       36,469,422

NET ASSETS
  Beginning of year ...................................................      51,574,180       15,104,758
                                                                          -------------    -------------
  End of year .........................................................   $  63,561,352    $  51,574,180
                                                                          =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ...................................   $        --      $        --
                                                                          =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .........................................................       2,275,713        2,271,166
  Shares issued in reinvestment of distributions to shareholders ......           9,634             --
  Shares redeemed .....................................................      (1,488,490)         (55,526)
                                                                          -------------    -------------
  Net increase in shares outstanding ..................................         796,857        2,215,640
  Shares outstanding, beginning of year ...............................       3,440,085        1,224,445
                                                                          -------------    -------------
  Shares outstanding, end of year .....................................       4,236,942        3,440,085
                                                                          =============    =============




See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENT OF CHANGES IN NET ASSETS

========================================================================================
                                                                             PERIOD
                                                                             ENDED
                                                                          DECEMBER 31,
                                                                             2005(a)
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ................................................  $    154,951
  Net realized gains from security transactions ........................         5,878
  Net change in unrealized appreciation/(depreciation) on investments ..     1,070,533
                                                                          ------------
Net increase in net assets from operations .............................     1,231,362
                                                                          ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...........................................      (155,062)
  From net realized gains on investments ...............................        (5,912)
                                                                          ------------
Net decrease in net assets from distributions to shareholders ..........      (160,974)
                                                                          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................................    24,214,318
  Reinvestment of distributions to shareholders ........................       115,204
  Payments for shares redeemed .........................................      (157,299)
                                                                          ------------
Net increase in net assets from capital share transactions .............    24,172,223
                                                                          ------------

TOTAL INCREASE IN NET ASSETS ...........................................    25,242,611

NET ASSETS
  Beginning of period ..................................................          --
                                                                          ------------
  End of period ........................................................  $ 25,242,611
                                                                          ============

UNDISTRIBUTED NET INVESTMENT INCOME ....................................  $       --
                                                                          ============



SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ..........................................................     2,387,085
  Shares issued in reinvestment of distributions to shareholders .......        11,154
  Shares redeemed ......................................................       (14,962)
                                                                          ------------
  Net increase in shares outstanding ...................................     2,383,277
  Shares outstanding, beginning of period ..............................          --
                                                                          ------------
  Shares outstanding, end of period ....................................     2,383,277
                                                                          ============


(a)  Represents the period from the commencement  of operations  (May 2, 2005) through
     December 31, 2005.

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                               YEAR             YEAR
                                                                               ENDED            ENDED
                                                                            DECEMBER 31,     DECEMBER 31,
                                                                               2005             2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ...............................................   $   1,792,490    $     953,713
  Net realized gains from security transactions .......................         277,837          286,596
  Net change in unrealized appreciation/(depreciation) on investments .        (954,305)         625,970
                                                                          -------------    -------------
Net increase in net assets from operations ............................       1,116,022        1,866,279
                                                                          -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class I .................................      (1,391,917)        (860,906)
  From net investment income, Class R .................................        (401,832)         (89,172)
  From net realized gains on investments, Class I .....................        (206,354)        (223,509)
  From net realized gains on investments, Class R .....................         (71,805)         (44,699)
                                                                          -------------    -------------
Net decrease in net assets from distributions to shareholders .........      (2,071,908)      (1,218,286)
                                                                          -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
  Proceeds from shares sold ...........................................      15,155,714             --
  Reinvestment of distributions to shareholders .......................       1,255,136        1,084,415
  Payments for shares redeemed ........................................            (128)            --
                                                                          -------------    -------------
Net increase in net assets from Class I capital share transactions ....      16,410,722        1,084,415
                                                                          -------------    -------------
CLASS R
  Proceeds from shares sold ...........................................      12,343,959        5,057,877
  Reinvestment of distributions to shareholders .......................         437,119          114,761
  Payments for shares redeemed ........................................      (2,230,831)        (231,322)
                                                                          -------------    -------------
Net increase in net assets from Class R capital share transactions ....      10,550,247        4,941,316
                                                                          -------------    -------------
TOTAL INCREASE IN NET ASSETS ..........................................      26,005,083        6,673,724
NET ASSETS
  Beginning of year ...................................................      38,948,588       32,274,864
                                                                          -------------    -------------
  End of year .........................................................   $  64,953,671    $  38,948,588
                                                                          =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME ..................................   $       1,957    $       3,685
                                                                          =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
  Shares sold .........................................................       1,487,398             --
  Shares issued in reinvestment of distributions to shareholders ......         123,286          106,183
  Shares redeemed .....................................................             (13)            --
                                                                          -------------    -------------
  Net increase in shares outstanding ..................................       1,610,671          106,183
  Shares outstanding, beginning of year ...............................       3,155,484        3,049,301
                                                                          -------------    -------------
  Shares outstanding, end of year .....................................       4,766,155        3,155,484
                                                                          =============    =============

CLASS R
  Shares sold .........................................................       1,215,210          494,261
  Shares issued in reinvestment of distributions to shareholders ......          43,058           11,216
  Shares redeemed .....................................................        (219,911)         (22,676)
                                                                          -------------    -------------
  Net increase in shares outstanding ..................................       1,038,357          482,801
  Shares outstanding, beginning of year ...............................         631,677          148,876
                                                                          -------------    -------------
  Shares outstanding, end of year .....................................       1,670,034          631,677
                                                                          =============    =============





See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

====================================================================================================================================
                                                      YEAR           YEAR             YEAR            YEAR           PERIOD
                                                      ENDED          ENDED            ENDED           ENDED          ENDED
                                                   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                      2005            2004            2003            2002           2001(a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......... $      14.62    $      12.75    $       9.47    $      10.50    $      10.00
                                                  ------------    ------------    ------------    ------------    ------------

Income/(loss) from investment operations:
  Net investment income/(loss) ..................        (0.04)          (0.05)          (0.03)          (0.01)           0.02
  Net realized and unrealized gains/(losses)
    on investments ..............................         0.89            2.61            3.40           (1.02)           0.51
                                                  ------------    ------------    ------------    ------------    ------------
Total from investment operations ................         0.85            2.56            3.37           (1.03)           0.53
                                                  ------------    ------------    ------------    ------------    ------------

Less distributions:
  From net investment income ....................         --              --              --              --             (0.02)
  From net realized gains on investments ........        (0.41)          (0.69)          (0.09)           --             (0.01)
  In excess of net realized gains
    on investments ..............................         --              --              --              --             (0.00)(b)
                                                  ------------    ------------    ------------    ------------    ------------
Total distributions .............................        (0.41)          (0.69)          (0.09)           --             (0.03)
                                                  ------------    ------------    ------------    ------------    ------------

Net asset value at end of period ................ $      15.06    $      14.62    $      12.75    $       9.47    $      10.50
                                                  ============    ============    ============    ============    ============

Total return (c) ................................          5.8%           20.1%           35.6%           (9.8)%           5.3%(d)
                                                  ============    ============    ============    ============    ============

Ratios/Supplementary Data:
Net assets at end of period (000's) ............. $    246,375    $    248,070    $    144,956    $     61,802    $     23,953
                                                  ============    ============    ============    ============    ============


Ratio of net expenses to average net assets (e) .         1.50%           1.50%           1.50%           1.50%           1.50%(f)

Ratio of net investment income/(loss)
  to average net assets .........................        (0.28)%         (0.44)%         (0.28)%         (0.14)%          0.39%(f)

Portfolio turnover rate .........................           61%             34%             58%             86%             44%(f)

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.51%, 1.52%, 1.56%, 1.69%, and 2.09%(f) for the periods ended December 31, 2005, 2004, 2003, 2002, and 2001, respectively.

(f)  Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

=================================================================================================
                                                        YEAR           YEAR         PERIOD
                                                        ENDED          ENDED        ENDED
                                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                         2005          2004         2003(a)
-------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............  $    14.99    $    12.34    $    10.00
                                                      ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment loss ..............................       (0.05)        (0.03)        (0.02)
  Net realized and unrealized gains on investments .        0.10          2.68          2.36
                                                      ----------    ----------    ----------
Total from investment operations ...................        0.05          2.65          2.34
                                                      ----------    ----------    ----------

Less distributions:
  From net investment income .......................        --            --            --
  From net realized gains on investments ...........       (0.04)         --            --
                                                      ----------    ----------    ----------
Total distributions ................................       (0.04)         --            --
                                                      ----------    ----------    ----------

Net asset value at end of period ...................  $    15.00    $    14.99    $    12.34
                                                      ==========    ==========    ==========

Total return (b) ...................................         0.3%         21.5%         23.4%(c)
                                                      ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ................  $   63,561    $   51,574    $   15,105
                                                      ==========    ==========    ==========

Ratio of net expenses to average net assets (d) ....        1.50%         1.50          1.49%(e)

Ratio of net investment loss to average net assets .       (0.34)%       (0.29)%       (0.36)%(e)

Portfolio turnover rate ............................          29%            3%            0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.64%, 1.79% and 2.61%(e) for the periods ended December 31, 2005, 2004 and 2003, respectively.

(e)  Annualized

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                      PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                      2005(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................  $     10.00
                                                                 -----------

Income from investment operations:
  Net investment income .......................................         0.08
  Net realized and unrealized gains on investments ............         0.59
                                                                 -----------
Total from investment operations ..............................         0.67
                                                                 -----------

Less distributions:
  From net investment income ..................................        (0.08)
  From net realized gains on investments ......................        (0.00)(b)
                                                                 -----------
Total distributions ...........................................        (0.08)
                                                                 -----------

Net asset value at end of period ..............................  $     10.59
                                                                 ===========

Total return (c) ..............................................          6.7%(d)
                                                                 ===========

Ratios/Supplementary Data:
Net assets at end of period (000's) ...........................  $    25,243
                                                                 ===========


Ratio of net expenses to average net assets (e) ...............         1.24%(f)

Ratio of net investment income to average net assets ..........         1.19%(f)

Portfolio turnover rate .......................................           21%(f)

(a) Represents the period from the initial public offering (May 2, 2005) through December 31, 2005.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.43%(f) for the period ended December 31, 2005.

(f)  Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

=================================================================================================
                                                        YEAR           YEAR         PERIOD
                                                        ENDED          ENDED        ENDED
                                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                         2005          2004         2003(a)
-------------------------------------------------------------------------------------------------

Net asset value at beginning of period .............  $    10.29    $    10.09    $    10.00
                                                      ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income ............................        0.33          0.28          0.16
  Net realized and unrealized gains/
    (losses) on investments ........................       (0.15)         0.27          0.10
                                                      ----------    ----------    ----------
Total from investment operations ...................        0.18          0.55          0.26
                                                      ----------    ----------    ----------

Less distributions:
  From net investment income .......................       (0.33)        (0.28)        (0.16)
  From net realized gains on investments ...........       (0.04)        (0.07)        (0.01)
                                                      ----------    ----------    ----------
Total distributions ................................       (0.37)        (0.35)        (0.17)
                                                      ----------    ----------    ----------

Net asset value at end of period ...................  $    10.10    $    10.29    $    10.09
                                                      ==========    ==========    ==========

Total return (b) ...................................         1.8%          5.5%          2.6%(c)
                                                      ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ................  $   48,115    $   32,458    $   30,773
                                                      ==========    ==========    ==========

Ratio of net expenses to average net assets (d) ....        0.30%         0.30%         0.30%(e)

Ratio of net investment income to average net assets        3.32%         2.77%         2.36%(e)

Portfolio turnover rate ............................          22%           47%           50%(e)

(a)  Represents  the  period  from the  initial  public  offering  (May 1, 2003) through December
     31, 2003.

(b)  Total  return is  a  measure of  the change  in value  of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions  are  reinvested
     in shares of the Fund.  Returns shown do not reflect the deduction  of taxes a   shareholder
     would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Absent fee  waivers  and  expense  reimbursements  by  the Adviser, the ratio of expenses to
     average net assets  would have   been  0.61%,   0.72% and  0.71%(e) for  the  periods  ended
     December 31, 2005, 2004 and 2003, respectively.

(e)  Annualized.

See notes to financial statements.






                                                 35

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================
                                                        YEAR           YEAR         PERIOD
                                                        ENDED          ENDED        ENDED
                                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                         2005          2004         2003(a)
-------------------------------------------------------------------------------------------------

Net asset value at beginning of period .............  $    10.28    $    10.09    $    10.00
                                                      ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income ............................        0.30          0.24          0.14
  Net realized and unrealized gains/
    (losses) on investments ........................       (0.16)         0.26          0.10
                                                      ----------    ----------    ----------
Total from investment operations ...................        0.14          0.50          0.24
                                                      ----------    ----------    ----------

Less distributions:
  From net investment income .......................       (0.30)        (0.24)        (0.14)
  From net realized gains on investments ...........       (0.04)        (0.07)        (0.01)
                                                      ----------    ----------    ----------
Total distributions ................................       (0.34)        (0.31)        (0.15)
                                                      ----------    ----------    ----------

Net asset value at end of period ...................  $    10.08    $    10.28    $    10.09
                                                      ==========    ==========    ==========

Total return (b) ...................................         1.4%          5.1%          2.4%(c)
                                                      ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ................  $   16,839    $    6,491    $    1,502
                                                      ==========    ==========    ==========

Ratio of net expenses to average net assets (d) ....        0.61%         0.70%         0.69%(e)

Ratio of net investment income to average net assets        3.01%         2.37%         1.96%(e)

Portfolio turnover rate ............................          22%           47%           50%(e)

(a)  Represents  the  period  from the  initial  public  offering  (May 1, 2003) through December
     31, 2003.

(b)  Total  return is a measure of the change  in value  of  an  investment  in the Fund over the periods covered, which assumes any dividends or capital gains distributions  are  reinvested in shares of the Fund.  Returns shown do not reflect any reduction for sales charges, nor do they reflect the  deduction  of  taxes  a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Absent fee  waivers and  expense  reimbursements by  the Adviser,  the ratio  of expenses to average net assets would have been 0.92%, 1.31% and 2.49%(e) for the periods ended  December
     31, 2005, 2004 and 2003, respectively.

(e)  Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund (the "Funds") are each a diversified series of the Schwartz Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do no violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Trust's Prospectus for information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a contingent deferred sales charge of 1.00% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class R bears the expenses of higher distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the contingent deferred sales charge described below; (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) Class I shares require an initial investment of $25 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share, except that shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and Class R shares of the Ave Maria Bond Fund may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of their purchase. Shares are not subject to the CDSC if the shares are purchased either directly from the Funds or through a broker-dealer or other financial intermediary that does not receive any compensation in connection with such purchases.

The following is a summary of significant  accounting  policies  followed by the
Funds:

     (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at December 31, 2005 was as follows:

     ----------------------------------------------------------------------------------------------------------
                                                    AVE MARIA                       AVE MARIA
                                                    CATHOLIC        AVE MARIA    RISING DIVIDEND    AVE MARIA
                                                   VALUES FUND     GROWTH FUND        FUND          BOND FUND
     ----------------------------------------------------------------------------------------------------------
     Undistributed ordinary income............... $       --      $       --      $       --      $     7,725
     Undistributed long-term gains...............      183,566            --              --             --
     Net unrealized appreciation/(depreciation)..   38,721,418       4,130,801       1,070,533        (36,138)
                                                  ------------    ------------    ------------    -----------
     Total distributable earnings/(deficit)...... $ 38,904,984    $  4,130,801    $  1,070,533    $   (28,413)
                                                  ============    ============    ============    ===========
     ----------------------------------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     The following information is based upon the federal income tax cost of the investment securities as of December 31, 2005:

     ----------------------------------------------------------------------------------------------------------
                                                    AVE MARIA                       AVE MARIA
                                                    CATHOLIC        AVE MARIA    RISING DIVIDEND    AVE MARIA
                                                   VALUES FUND     GROWTH FUND        FUND          BOND FUND
     ----------------------------------------------------------------------------------------------------------
     Gross unrealized appreciation............... $ 41,143,506    $  6,191,872    $  1,597,945    $ 1,025,681
     Gross unrealized depreciation...............   (2,422,088)     (2,061,071)       (527,412)    (1,061,819)
                                                  ------------    ------------    ------------    -----------
     Net unrealized appreciation/(depreciation).. $ 38,721,418    $  4,130,801    $  1,070,533    $   (36,138)
                                                  ============    ============    ============    ===========
     Federal income tax cost..................... $208,784,020    $ 59,336,554    $ 24,341,250    $64,469,607
                                                  ============    ============    ============    ===========
     ----------------------------------------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Bond Fund is due to certain timing differences in the recognition of the amortization of organizational costs. These "book/tax" differences are also temporary in nature.

     During the year ended December 31, 2005, the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund realized $25,684,514 and $5,019,059, respectively, of net capital gains resulting from in-kind redemptions - in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders.

     For the year ended December 31, 2005, the Ave Maria Catholic Values Fund reclassified $675,749 of its net investment loss against paid-in capital. For the year ended December 31, 2005, the Ave Maria Growth Fund reclassified $25,155 of its net investment loss against realized gains and $172,777 against paid-in capital. In addition, the Ave Maria Growth Fund reclassified $248 of distributions in excess of net realized gains from security transactions against paid-in capital. Also, the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund reclassified its net capital gains resulting from in-kind redemptions of $25,684,514 and $5,019,059, respectively, against paid-in capital. For the year ended December 31, 2005, the Ave Maria Rising Dividend Fund reclassified $111 of overdistributed net investment income and $34 of distributions in excess of net realized gains from security transactions against paid-in capital. For the year ended December 31, 2005, the Ave Maria Bond Fund reclassified $152 of distributions in excess of net realized gains from security transactions against paid-in capital. These reclassifications are reflected on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on securities sold are determined on a specific identification basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

     (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

     ---------------------------------------------------------------------------
                                          ORDINARY     LONG-TERM       TOTAL
     PERIOD ENDED                          INCOME    CAPITAL GAINS DISTRIBUTIONS
     ---------------------------------------------------------------------------
     AVE MARIA CATHOLIC VALUES FUND:
       December 31, 2005 ............  $      --     $ 6,556,047    $ 6,556,047
       December 31, 2004 ............  $      --     $11,172,077    $11,172,077
     AVE MARIA GROWTH FUND*:
       December 31, 2005 ............  $      --     $   170,748    $   170,748
     AVE MARIA RISING DIVIDEND FUND:
       December 31, 2005 ............  $   160,974   $      --      $   160,974
     AVE MARIA BOND FUND - CLASS I:
       December 31, 2005 ............  $ 1,391,917   $   206,354    $ 1,598,271
       December 31, 2004 ............  $ 1,020,957   $    63,458    $ 1,084,415
     AVE MARIA BOND FUND - CLASS R:
       December 31, 2005 ............  $   401,832   $    71,805    $   473,637
       December 31, 2004 ............  $   121,180   $    12,691    $   133,871
     ---------------------------------------------------------------------------

     * There were no distributions for the Ave Maria Growth Fund for the year ended December 31, 2004.

     (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Funds or of Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of its average daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund do not exceed 1.50% until at least May 1, 2006. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Rising Dividend Fund do not exceed 1.25%, until at least May 1, 2008. For the year ended December 31, 2005, the Adviser waived investment advisory fees of $33,160 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $80,548 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $24,642 with respect to the Ave Maria Rising Dividend Fund; and waived all of its investment advisory fees of $165,253 and reimbursed $5,560 of other operating expenses (including $3,933 of common expenses and $1,627 of Class I expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Funds. As of December 31, 2005 the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ................................  $   136,943
Ave Maria Growth Fund .........................................  $   246,682
Ave Maria Rising Dividend Fund ................................  $    24,642
Ave Maria Bond Fund ...........................................  $   415,914
--------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
As of December 31, 2005, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2006          2007          2008
--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ..  $   66,849    $   36,934    $   33,160
Ave Maria Growth Fund ...........  $   72,903    $   93,231    $   80,548
Ave Maria Rising Dividend Fund ..  $     --      $     --      $   24,642
Ave Maria Bond Fund .............  $   90,827    $  154,274    $  170,813
--------------------------------------------------------------------------------

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Rising Dividend Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000. For the year ended December 31, 2005, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund paid $363,821, $86,575, $32,000 and $57,197, respectively, to Ultimus for mutual fund services.

Pursuant to a Distribution Agreement between the Funds' and the Distributor, the Distributor serves as the Funds' exclusive agent for the distribution of its shares. During the year ended December 31, 2005, the Distributor collected $33,893, $20,888, and $4,099 in contingent deferred sales charges on redemptions of shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the "Plan"), which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the year ended December 31, 2005, the total expenses incurred pursuant to the Plan were $606,177, $144,285, and $32,724 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

During the year ended December 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------------------------------------
                                                  AVE MARIA                       AVE MARIA
                                                  CATHOLIC        AVE MARIA    RISING DIVIDEND    AVE MARIA
                                                 VALUES FUND     GROWTH FUND        FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities.............  $137,257,830    $ 27,108,333   $ 25,783,832    $ 10,816,160
                                                 ============    ============   ============    ============
Proceeds from sales of investment securities...  $156,504,559    $ 16,119,488   $  2,666,268    $  2,799,079
                                                 ============    ============   ============    ============
--------------------------------------------------------------------------------------------------------------

4. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Trustees
Ave Maria Catholic Values Fund, Ave Maria Growth Fund,
Ave Maria Rising Dividend Fund and Ave Maria Bond Fund

We have audited the accompanying statements of assets and liabilities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2005, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Bond Fund as of December 31, 2005, and the results of their operations, their changes in net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 14, 2006

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                          Position Held          Length of
Trustee/Officer                     Address                      Age      with the Trust         Time Served
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
* Gregory J. Schwartz               3707 W.  Maple Road          64       Chairman of the        Since  1992
                                    Bloomfield Hills, MI                  Board/Trustee

* George P. Schwartz, CFA           3707 W. Maple Road           61       President/Trustee      Since 1992
                                    Bloomfield Hills, MI
INDEPENDENT TRUSTEES:

  John E. Barnds                    640 Lakeside Road            73       Trustee                Since 2005
                                    Birmingham, MI

  Peter F. Barry                    3707 W. Maple Road           78       Trustee                Since 2004
                                    Bloomfield Hills, MI

  Donald J. Dawson, Jr.             333 W. Seventh Street        58       Trustee                Since 1993
                                    Royal Oak, MI

  Fred A. Erb                       800 Old North Woodward       82       Trustee Emeritus       Since 1994
                                    Birmingham, MI

  John J. McHale                    2014 Royal Fern Court        84       Trustee Emeritus       Since 1993
                                    Palm City, FL

  Sidney F. McKenna                 1173 Banbury Circle          83       Trustee Emeritus       Since 1993
                                    Bloomfield Hills, MI

EXECUTIVE OFFICERS:

* Richard L. Platte, Jr., CFA       3707 W. Maple Road           54       Vice President         Since 1993
                                    Bloomfield Hills, MI                  and Secretary

* Timothy S. Schwartz               3707 W. Maple Road           34       Treasurer              Since 2000
                                    Bloomfield Hills, MI

  Cynthia M. Dickinson              34600 W. Eight Mile Road     46       Chief Compliance       Since 2004
                                    Farmington Hills, MI                  Officer

*    Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
     S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Funds' investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees five portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================
George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Ave Maria Catholic Values Fund and the Ave Maria Rising Dividend Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company).

John J. McHale is retired President of the Montreal Expos (a major league baseball team).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Bond Fund and the co-portfolio manager of the Ave Maria Rising Dividend Fund.

Timothy S. Schwartz is Vice President and Treasurer of Schwartz Investment Counsel, Inc.

Cynthia M. Dickinson is President of CMD Consulting, LLC (business consultant).

AVE MARIA MUTUAL FUNDS
CATHOLIC ADVISORY BOARD (UNAUDITED)
================================================================================
The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board:

                                                                                         Length of
Member                        Address                                          Age      Time Served
-----------------------------------------------------------------------------------------------------
Bowie K. Kuhn          136 Teal Pointe Lane, Ponta Vedra Beach, FL              79       Since 2001
Lawrence Kudlow        One Dag Hammarskjold Plaza, 26th Floor, New York, NY     58       Since 2005
Thomas S. Monaghan     One Ave Maria Drive, Ann Arbor, MI                       69       Since 2001
Michael Novak          1150 17th Street, NW, Suite 1100, Washington, DC         72       Since 2001
Paul R. Roney          One Ave Maria Drive, Ann Arbor, MI                       48       Since 2001
Phyllis Schlafly       7800 Bonhomme, St. Louis, MO                             81       Since 2001

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

Lawrence Kudlow is the host of CNBC's "Kudlow & Company" and a nationally syndicated columnist.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations) and Chairman of Domino's Farms Corporation. Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation and President of Domino's Farms Corporation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc.

Phyllis Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).


Additional information regarding the Funds' Trustees, executive officers and Catholic Advisory Board members may be found in the Funds' Statement of Additional Information and is available without charge upon request by calling
(888) 726-9331.

AVE MARIA MUTUAL FUNDS
FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund and certain ordinary income dividends paid by the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund during the fiscal year ended December 31, 2005. On December 29, 2005, the Ave Maria Catholic Values Fund declared and paid a long-term capital gain distribution of $0.4093 per share; the Ave Maria Growth Fund declared and paid a long-term capital gain distribution of $0.0405 per share; the Ave Maria Rising Dividend Fund declared and paid a short-term capital gain distribution of $0.0025 per share; and the Ave Maria Bond Fund declared and paid a long-term capital gain distribution of $0.0433 per share. Periodically throughout the year, the Ave Maria Rising Dividend Fund paid ordinary income dividends totaling $0.0767 per share. Periodically throughout the year, the Ave Maria Bond Fund paid ordinary income dividends totaling $0.3296 per share for Class I shares and $0.2973 per share for Class R shares. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the long-term capital gain distribution of $0.4093, $0.0405, and $0.0433 per share for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Bond Fund, respectively, and a percentage (100% and 18.9%) of the ordinary income dividends paid for the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund, respectively, may be subject to a maximum tax rate of 15%. Early in 2006, as required by federal regulations, shareholders received notification of their portion of the Funds' taxable gain distribution, if any, paid during the 2005 calendar year.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, possibly including contingent deferred sales charges; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2005) and held until the end of the period (December 31, 2005).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge a front-end sales load. However, a contingent deferred sales charge of 1% may apply if you redeem your shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA CATHOLIC VALUES FUND
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  July 1, 2005    Dec. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,044.30         $7.73
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00        $1,017.64         $7.63
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


AVE MARIA GROWTH FUND
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  July 1, 2005    Dec. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,061.40         $7.79
Based on Hypothetical 5% Return
 (before expenses)                  $1,000.00        $1,017.64         $7.63
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


AVE MARIA RISING DIVIDEND FUND
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  July 1, 2005    Dec. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,046.20         $6.45
Based on Hypothetical 5% Return
 (before expenses)                  $1,000.00        $1,018.90         $6.36
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA BOND FUND - CLASS I
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  July 1, 2005    Dec. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,006.70         $1.52
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00        $1,023.69         $1.53
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Bond Fund - Class I's annualized expense ratio of 0.30% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


AVE MARIA BOND FUND - CLASS R
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  July 1, 2005    Dec. 31, 2005   During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return         $1,000.00        $1,004.20         $3.03
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00        $1,022.18         $3.06
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Bond Fund - Class R's annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC's website http://www.sec.gov.

The Schwartz Investment Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

     [GRAPHIC OMITTED]
         AVE MARIA
          MUTUAL
          FUNDS

Ave Maria Catholic Values Fund

   Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

    Ave Maria Bond Fund


AVE MARIA MUTUAL FUNDS
series of
Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Cynthia M. Dickinson, Chief Compliance Officer

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Lawrence Kudlow
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Peter F. Barry. Mr. Barry is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $75,000 and $66,000 with respect to the registrant's fiscal years ended December 31, 2005 and 2004, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,000 and $6,000 with respect to the registrant's fiscal years ended December 31, 2005 and 2004, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1)    The audit  committee  has not adopted  pre-approval  policies and
               procedures   described  in  paragraph  (c)(7)  of  Rule  2-01  of
               Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended December 31, 2005 and 2004, aggregate non-audit fees of $8,000 and $6,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ George P. Schwartz
                           -------------------------------------------

                           George P. Schwartz, President

Date          March 6, 2006
      ---------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ George P. Schwartz
                           -------------------------------------------

                           George P. Schwartz, President

Date          March 6, 2006
      ---------------------------------------



By (Signature and Title)*    /s/ Timothy S. Schwartz
                           -------------------------------------------

                           Timothy S. Schwartz, Treasurer

Date          March 6, 2006
      ---------------------------------------



* Print the name and title of each signing officer under his or her signature.